                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                            Rochester Fund Municipals
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                       Date of reporting period: 3/30/2012

ITEM 1. SCHEDULE OF INVESTMENT.

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
Municipal Bonds and Notes -- 111.6%
New York -- 79.0%
 $      1,035,000   Albany County, NY IDA (Albany College of
                    Pharmacy)(1)                                         5.375%      12/01/2024   $    1,057,998
        1,700,000   Albany County, NY IDA (Albany College of
                    Pharmacy)(1)                                         5.625       12/01/2034        1,729,087
          605,000   Albany County, NY IDA (Wildwood Programs)(1)         4.900       07/01/2021          555,148
        1,525,000   Albany, NY Capital Resource Corp. (College
                    Saint Rose)(1)                                       5.375       07/01/2026        1,622,600
        1,315,000   Albany, NY Capital Resource Corp. (College
                    Saint Rose)(1)                                       5.625       07/01/2031        1,394,176
        3,670,000   Albany, NY Capital Resource Corp. (College
                    Saint Rose)(1)                                       5.875       07/01/2041        3,919,266
        1,420,000   Albany, NY Hsg. Authority (Lark Drive)(1)            5.500       12/01/2028        1,428,165
           80,000   Albany, NY IDA (Albany Municipal Golf Course
                    Clubhouse)(1)                                        7.500       05/01/2012           80,243
          725,000   Albany, NY IDA (Albany Rehabilitation)(1)            8.375       06/01/2023          725,334
        3,125,000   Albany, NY IDA (Brighter Choice Charter
                    School)(1)                                           5.000       04/01/2027        2,960,656
        1,350,000   Albany, NY IDA (Brighter Choice Charter
                    School)(1)                                           5.000       04/01/2032        1,241,096
          900,000   Albany, NY IDA (Brighter Choice Charter
                    School)(1)                                           5.000       04/01/2037          800,163
        6,920,885   Albany, NY IDA (Charitable Leadership)               5.750       07/01/2026        4,119,587
          900,000   Albany, NY IDA (New Covenant Charter School)(2)      7.000       05/01/2025          206,982
        1,080,000   Albany, NY IDA (Sage Colleges)(1)                    5.250       04/01/2019        1,043,194
        1,760,000   Albany, NY IDA (Sage Colleges)(1)                    5.300       04/01/2029        1,557,811
           70,000   Albany, NY IDA (St. Peter's Hospital)(1)             5.250       11/15/2032           73,520
        1,770,000   Albany, NY Parking Authority                         7.052(3)    11/01/2017        1,389,574
          500,000   Amherst, NY IDA (Asbury Pointe)(1)                   5.800       02/01/2015          500,175
           45,000   Amherst, NY IDA (Asbury Pointe)(1)                   6.000       02/01/2023           44,085
        3,000,000   Amherst, NY IDA (Asbury Pointe)(1)                   6.000       02/01/2029        2,820,090
        5,380,000   Amherst, NY IDA (Beechwood Health Care Center)(1)    5.200       01/01/2040        4,823,869
           50,000   Amherst, NY IDA (UBF Faculty-Student Hsg.
                    Corp.)(1)                                            5.250       08/01/2031           50,140
          770,000   Blauvelt, NY Volunteer Fire Company(1)               6.250       10/15/2017          770,616
        2,735,000   Brookhaven, NY IDA (Enecon Corp.)(1)                 6.300       11/01/2033        2,606,400
        1,975,000   Brookhaven, NY IDA (Stony Brook Foundation)(1)       6.500       11/01/2020        1,992,301
           95,000   Broome County, NY IDA (University Plaza)(1)          5.000       08/01/2025           85,628
        3,030,000   Broome County, NY IDA (University Plaza)(1)          5.000       08/01/2036        2,516,476
        1,000,000   Broome County, NY IDA (University Plaza)(1)          5.100       08/01/2030          876,430
        1,250,000   Broome County, NY IDA (University Plaza)(1)          5.100       08/01/2036        1,053,500
        3,000,000   Broome County, NY IDA (University Plaza)(1)          5.200       08/01/2030        2,661,780
        4,450,000   Broome County, NY IDA (University Plaza)(1)          5.200       08/01/2036        3,805,062
        1,770,000   Buffalo & Erie County, NY Industrial Land
                    Devel. (Buffalo State College Foundation Hsg.
                    Corp.)(1)                                            5.375       10/01/2041        1,904,644
          870,000   Buffalo & Erie County, NY Industrial Land
                    Devel. (Buffalo State College Foundation Hsg.
                    Corp.)(1)                                            6.000       10/01/2031        1,000,822
        3,000,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire
                    Dept.)(1)                                            5.750       11/01/2030        2,879,190
          915,000   Canton, NY Human Services Initiatives(1)             5.700       09/01/2024          925,129

                         1 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      1,155,000   Canton, NY Human Services Initiatives(1)             5.750%      09/01/2032   $    1,181,738
        1,000,000   Canton, NY Resource Corp. Student Hsg.
                    Facility (Grasse River-SUNY Canton)(1)               5.000       05/01/2040        1,022,990
        1,000,000   Canton, NY Resource Corp. Student Hsg.
                    Facility (Grasse River-SUNY Canton)(1)               5.000       05/01/2045        1,020,960
        1,230,000   Cattaraugus County, NY IDA (St. Bonaventure
                    University)(1)                                       5.450       09/15/2019        1,230,615
        8,990,000   Cayuga County, NY COP (Auburn Memorial
                    Hospital)(1)                                         6.000       01/01/2021        8,999,350
           95,000   Chautauqua, NY Utility District(1)                   5.000       06/01/2023          101,056
          105,000   Chautauqua, NY Utility District(1)                   5.000       06/01/2025          110,909
          930,000   Chemung County, NY IDA (Hathorn Redevel.
                    Company)(1)                                          4.850       07/01/2023          952,255
        1,515,000   Chemung County, NY IDA (Hathorn Redevel.
                    Company)(1)                                          5.000       07/01/2033        1,536,301
        1,885,000   Clifton Springs, NY Hospital & Clinic(1)             8.000       01/01/2020        1,886,244
           25,000   Cohoes, NY GO(1)                                     6.200       03/15/2013           25,102
           25,000   Cohoes, NY GO(1)                                     6.250       03/15/2014           25,100
           25,000   Cohoes, NY GO(1)                                     6.250       03/15/2015           25,095
           25,000   Cohoes, NY GO(1)                                     6.250       03/15/2016           25,089
          710,000   Columbia County, NY IDA (Berkshire Farms)(1)         7.500       12/30/2014          688,274
        3,300,000   Corinth, NY IDA (International Paper Company)(1)     5.750       02/01/2022        3,340,392
        5,370,000   Cortland County, NY IDA (Cortland Memorial
                    Hospital)(1)                                         5.250       07/01/2032        5,235,589
        7,000,000   Dutchess County, NY IDA (Bard College)(1)            5.000       08/01/2046        7,135,730
        2,200,000   Dutchess County, NY IDA (Elant Fishkill)(1)          5.250       01/01/2037        1,777,336
          800,000   Dutchess County, NY IDA (St. Francis Hospital)(1)    7.500       03/01/2029          815,304
          650,000   Dutchess County, NY Local Devel. Corp. (Health
                    Quest System)(1)                                     5.750       07/01/2040          701,955
        1,000,000   Dutchess County, NY Water & Wastewater
                    Authority                                            5.400(3)    06/01/2027          580,720
        3,055,000   East Rochester, NY Hsg. Authority (Episcopal
                    Senior Hsg.)(1)                                      7.750       10/01/2032        3,064,379
        1,355,000   East Rochester, NY Hsg. Authority (Gates
                    Senior Hsg.)(1)                                      6.125       04/20/2043        1,439,809
        2,210,000   East Rochester, NY Hsg. Authority (Jefferson
                    Park Apartments)(1)                                  6.750       03/01/2030        2,210,398
        1,700,000   East Rochester, NY Hsg. Authority (Woodland
                    Village)(1)                                          5.500       08/01/2033        1,535,916
        3,060,000   Elmira, NY Hsg. Authority (Eastgate
                    Apartments)(1)                                       6.250       06/01/2044        2,764,037
        1,735,000   Erie County, NY IDA (Buffalo City School
                    District)(1)                                         5.250       05/01/2030        1,950,123
        1,465,000   Erie County, NY IDA (Buffalo City School
                    District)(1)                                         5.250       05/01/2031        1,639,423
          865,000   Erie County, NY IDA (Buffalo City School
                    District)(1)                                         5.250       05/01/2032          965,158
        7,000,000   Erie County, NY IDA (Charter School Applied
                    Tech)(1)                                             6.875       06/01/2035        7,285,950
        1,960,000   Erie County, NY IDA (DePaul Properties)(1)           5.750       09/01/2028        1,899,220
        1,850,000   Erie County, NY IDA (DePaul Properties)(1)           6.500       09/01/2018        1,905,907

                         2 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      1,720,000   Erie County, NY IDA (Global Concepts Charter
                    School)(1)                                           6.250%      10/01/2037   $    1,644,165
       11,310,000   Erie County, NY IDA (Medaille College)(1)            7.625       04/01/2035       11,918,817
        9,900,000   Erie County, NY IDA (Orchard Park CCRC)(1)           6.000       11/15/2026        9,445,392
        6,860,000   Erie County, NY IDA (Orchard Park CCRC)(1)           6.000       11/15/2036        6,140,317
        1,415,000   Erie County, NY IDA (The Episcopal Church
                    Home)(1)                                             6.000       02/01/2028        1,415,467
       25,330,000   Erie County, NY Tobacco Asset Securitization
                    Corp.(1)                                             5.000       06/01/2038       19,286,009
       72,595,000   Erie County, NY Tobacco Asset Securitization
                    Corp.(1)                                             5.000       06/01/2045       53,024,114
       93,000,000   Erie County, NY Tobacco Asset Securitization
                    Corp.                                                6.140(3)    06/01/2047        3,391,710
      135,450,000   Erie County, NY Tobacco Asset Securitization
                    Corp.                                                6.488(3)    06/01/2050        3,388,959
      194,300,000   Erie County, NY Tobacco Asset Securitization
                    Corp.                                                7.196(3)    06/01/2055        1,997,404
    1,024,000,000   Erie County, NY Tobacco Asset Securitization
                    Corp.                                                7.650(3)    06/01/2060        6,195,200
        1,410,000   Essex County, NY IDA (International Paper
                    Company)(1)                                          4.600       03/01/2027        1,408,294
        2,300,000   Essex County, NY IDA (International Paper
                    Company)(1)                                          6.450       11/15/2023        2,306,532
        1,500,000   Essex County, NY IDA (International Paper
                    Company)(1)                                          6.625       09/01/2032        1,631,940
          975,000   Essex County, NY IDA (North Country Community
                    College Foundation)(1)                               5.000       06/01/2020        1,031,774
          320,000   Essex County, NY IDA (North Country Community
                    College Foundation)(1)                               5.000       06/01/2020          338,634
        1,235,000   Essex County, NY IDA (North Country Community
                    College Foundation)(1)                               5.200       06/01/2025        1,291,859
          410,000   Essex County, NY IDA (North Country Community
                    College Foundation)(1)                               5.200       06/01/2025          428,876
        1,100,000   Essex County, NY IDA (North Country Community
                    College Foundation)(1)                               5.300       06/01/2035        1,133,022
        1,850,000   Essex County, NY IDA Solid Waste Disposal
                    (International Paper Company)(1)                     5.500       08/15/2022        1,850,740
        1,625,000   Essex County, NY IDA Solid Waste Disposal
                    (International Paper Company)(1)                     5.500       10/01/2026        1,645,768
        5,680,000   Franklin County, NY IDA (Adirondack Medical
                    Center)(1)                                           5.500       12/01/2029        5,683,522
          900,000   Franklin County, NY IDA (North Country
                    Community College Foundation)(1)                     5.200       06/01/2025          941,436
        1,250,000   Geneva, NY IDA (Hobart & William Smith
                    Colleges)(1)                                         5.375       02/01/2033        1,288,588
          100,000   Glens Falls, NY GO(1)                                6.000       02/01/2040          113,681
        1,020,000   Green Island, NY Power Authority(1)                  5.125       12/15/2024        1,049,325
        2,045,000   Green Island, NY Power Authority(1)                  6.000       12/15/2020        2,075,143
        1,695,000   Green Island, NY Power Authority(1)                  6.000       12/15/2025        1,714,764
       25,260,000   Hempstead, NY IDA (Lynbrook Facilities)(1)           6.500       11/01/2042       20,017,792
        3,665,000   Hempstead, NY IDA (Peninsula Counseling
                    Center)(1)                                           6.500       11/01/2038        3,395,439
        5,425,000   Hempstead, NY IDA (South Shore Y JCC)(1)             6.750       11/01/2024        5,082,628
          830,000   Herkimer County, NY IDA (Folts Adult Home)(1)        5.500       03/20/2040          890,366

                         3 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      1,000,000   Herkimer County, NY IDA (Herkimer County
                    College Foundation)(1)                               6.250%      08/01/2034   $    1,010,470
        1,150,000   Herkimer County, NY IDA (Herkimer County
                    College Foundation)(1)                               6.400       11/01/2020        1,161,569
        2,000,000   Herkimer County, NY IDA (Herkimer County
                    College Foundation)(1)                               6.500       11/01/2030        2,012,980
       69,340,000   Hudson Yards, NY Infrastructure Corp.(1)             5.000       02/15/2047       70,976,424
       16,120,000   Hudson Yards, NY Infrastructure Corp.(1)             5.000       02/15/2047       16,500,432
       34,400,000   Hudson Yards, NY Infrastructure Corp.(1)             5.750       02/15/2047       38,544,512
          120,000   Huntington, NY Hsg. Authority (GJSR)(1)              5.875       05/01/2019          120,073
          840,000   Huntington, NY Hsg. Authority (GJSR)(1)              6.000       05/01/2029          840,076
        8,500,000   Huntington, NY Hsg. Authority (GJSR)(1)              6.000       05/01/2039        8,488,185
        9,695,000   Islip, NY IDA (United Cerebral Palsy Assoc.)(1)      6.250       12/01/2031        9,012,181
        1,125,000   Islip, NY IDA (United Cerebral Palsy Assoc.)(1)      6.250       12/01/2031        1,045,766
        3,400,000   L.I., NY Power Authority, Series A(1)                5.000       05/01/2036        3,660,814
       26,000,000   L.I., NY Power Authority, Series A(1)                5.000       05/01/2038       27,749,020
           60,000   L.I., NY Power Authority, Series A(1)                5.125       09/01/2029           60,184
        4,875,000   L.I., NY Power Authority, Series A(1)                5.125       09/01/2029        4,889,966
        9,800,000   L.I., NY Power Authority, Series A(1)                5.750       04/01/2039       11,097,226
        1,900,000   L.I., NY Power Authority, Series B(1)                5.750       04/01/2033        2,172,973
        5,300,000   Madison County, NY IDA (Commons II Student
                    Hsg.)(1)                                             5.000       06/01/2040        5,283,729
          850,000   Madison County, NY IDA (Morrisville State
                    College Foundation)(1)                               5.000       06/01/2028          857,574
        1,100,000   Madison County, NY IDA (Morrisville State
                    College Foundation)(1)                               5.000       06/01/2032        1,099,923
        1,320,000   Madison County, NY IDA (Oneida Healthcare
                    Center)(1)                                           5.300       02/01/2021        1,326,442
        5,500,000   Madison County, NY IDA (Oneida Healthcare
                    Center)(1)                                           5.350       02/01/2031        5,470,520
          570,000   Middletown, NY IDA (Flanagan Design & Display)(2)    7.500       11/01/2018          497,507
        1,065,000   Middletown, NY IDA (YMCA)(1)                         7.000       11/01/2019        1,065,618
           50,000   Monroe County, NY IDA (Cloverwood Senior
                    Living)(1)                                           6.750       05/01/2023           50,159
          165,000   Monroe County, NY IDA (Cloverwood Senior
                    Living)(1)                                           6.875       05/01/2033          175,979
          860,000   Monroe County, NY IDA (Cloverwood Senior
                    Living)(1)                                           6.875       05/01/2033          854,728
        3,625,000   Monroe County, NY IDA (DePaul Community
                    Facilities)(1)                                       5.875       02/01/2028        3,560,584
        2,450,000   Monroe County, NY IDA (Parma Senior Hsg.
                    Assoc.)(1)                                           6.500       12/01/2042        2,376,966
        2,980,000   Monroe County, NY IDA (Rochester Institute of
                    Technology)(1)                                       5.375       04/01/2029        2,979,732
        1,750,000   Monroe County, NY IDA (St. John Fisher
                    College)(1)                                          5.250       06/01/2026        1,765,278
        3,210,000   Monroe County, NY IDA (St. John Fisher
                    College)(1)                                          5.375       06/01/2024        3,215,457

                         4 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      2,175,000   Monroe County, NY IDA (Summit at Brighton)(1)        5.375%      07/01/2032   $    1,499,402
        3,660,000   Monroe County, NY IDA (Summit at Brighton)(1)        5.500       07/01/2027        2,756,090
          600,000   Monroe County, NY IDA (Volunteers of America)(1)     5.700       08/01/2018          582,738
        2,765,000   Monroe County, NY IDA (Volunteers of America)(1)     5.750       08/01/2028        2,564,455
          850,000   Monroe County, NY Industrial Devel. Corp.
                    (Nazareth College of Rochester)(1)                   5.000       10/01/2026          902,692
          500,000   Monroe County, NY Industrial Devel. Corp.
                    (Nazareth College of Rochester)(1)                   5.250       10/01/2031          536,935
        1,825,000   Monroe County, NY Industrial Devel. Corp.
                    (Nazareth College of Rochester)(1)                   5.500       10/01/2041        1,968,518
          850,000   Monroe County, NY Industrial Devel. Corp. (St.
                    John Fisher College)(1)                              5.625       06/01/2026          919,811
        1,495,000   Monroe County, NY Industrial Devel. Corp. (St.
                    John Fisher College)(1)                              6.000       06/01/2034        1,618,622
       15,000,000   Monroe County, NY Industrial Devel. Corp.
                    (Unity Hospital Rochester)(1)                        5.750       08/15/2035       17,674,050
      650,000,000   Monroe County, NY Tobacco Asset Securitization
                    Corp. (TASC)                                         7.701(3)    06/01/2061        3,536,000
          580,000   Monroe, NY Newpower Corp(1)                          5.625       01/01/2026          586,194
        2,265,000   Monroe, NY Newpower Corp.(1)                         5.500       01/01/2034        2,253,992
          600,000   Mount Vernon, NY IDA (Kings Court)(1)                5.200       12/01/2033          611,580
        2,065,000   Mount Vernon, NY IDA (Meadowview)(1)                 6.150       06/01/2019        2,065,248
        2,600,000   Mount Vernon, NY IDA (Meadowview)(1)                 6.200       06/01/2029        2,559,310
          802,824   Municipal Assistance Corp. for Troy, NY              5.733(3)    07/15/2021          609,448
        1,218,573   Municipal Assistance Corp. for Troy, NY              5.741(3)    01/15/2022          901,817
          660,000   Nassau County, NY IDA (ACDS)(1)                      5.950       11/01/2022          628,604
          365,000   Nassau County, NY IDA (ALIA-ACDS)(1)                 7.500       06/01/2015          366,066
        2,600,000   Nassau County, NY IDA (ALIA-ACLD)(1)                 6.250       09/01/2022        2,535,988
          145,000   Nassau County, NY IDA (ALIA-ACLD)(1)                 7.125       06/01/2017          146,644
          180,000   Nassau County, NY IDA (ALIA-ACLD)(1)                 7.500       06/01/2015          180,526
        3,185,000   Nassau County, NY IDA (ALIA-CSMR)(1)                 7.000       11/01/2016        3,228,029
        2,120,000   Nassau County, NY IDA (ALIA-CSMR)(1)                 7.125       06/01/2017        2,144,041
          915,000   Nassau County, NY IDA (ALIA-CSMR)(1)                 7.500       06/01/2015          917,672
           40,000   Nassau County, NY IDA (ALIA-FREE)(1)                 7.125       06/01/2012           40,110
        1,125,000   Nassau County, NY IDA (ALIA-FREE)(1)                 7.500       06/01/2015        1,128,285
        4,030,000   Nassau County, NY IDA (ALIA-FREE)(1)                 8.150       06/01/2030        4,039,551
        5,960,000   Nassau County, NY IDA (ALIA-FREE)(1)                 8.250       06/01/2032        6,033,308
          565,000   Nassau County, NY IDA (ALIA-HH)(1)                   7.125       06/01/2017          571,407
          435,000   Nassau County, NY IDA (ALIA-HHS)(1)                  7.125       06/01/2017          439,933
           90,000   Nassau County, NY IDA (ALIA-LVH)(1)                  7.500       06/01/2015           90,263
        7,765,000   Nassau County, NY IDA (Amsterdam at
                    Harborside)(1)                                       6.700       01/01/2043        6,078,364
          270,000   Nassau County, NY IDA (CNGCS)(1)                     7.500       06/01/2015          270,788
        2,245,000   Nassau County, NY IDA (CNGCS)(1)                     8.150       06/01/2030        2,250,321
        4,735,000   Nassau County, NY IDA (CSMR)(1)                      5.950       11/01/2022        4,509,756

                         5 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $        600,000   Nassau County, NY IDA (Epilepsy Foundation of
                    L.I.)(1)                                             5.950%      11/01/2022   $      571,458
        1,660,000   Nassau County, NY IDA (Hispanic Counseling
                    Center)(1)                                           6.500       11/01/2037        1,539,700
        3,150,000   Nassau County, NY IDA (Keyspan-Glenwood Energy
                    Center)(1)                                           5.250       06/01/2027        3,202,416
          600,000   Nassau County, NY IDA (Life's WORCA)(1)              5.950       11/01/2022          571,458
        3,470,000   Nassau County, NY IDA (Little Village School)(1)     7.500       12/01/2031        3,510,148
        3,535,000   Nassau County, NY IDA (New York Water Service
                    Corp.)(1)                                            5.000       12/01/2035        3,570,739
        2,020,000   Nassau County, NY IDA (North Shore CFGA)(1)          6.750       05/01/2024        2,020,061
        1,150,000   Nassau County, NY IDA (PLUS Group Home)(1)           6.150       11/01/2022        1,112,556
          990,000   Nassau County, NY IDA (United Cerebral Palsy)(1)     6.250       11/01/2014          990,208
          645,000   Nassau County, NY IDA (United Veteran's Beacon
                    House)(1)                                            6.500       11/01/2037          598,257
          565,000   Nassau County, NY IDA, Series A-A(1)                 6.000       07/02/2021          544,943
        6,200,000   Nassau County, NY IDA, Series A-B(1)                 6.000       07/01/2021        5,979,900
          610,000   Nassau County, NY IDA, Series A-C(1)                 6.000       07/01/2021          588,345
          680,000   Nassau County, NY IDA, Series A-D(1)                 6.000       07/01/2021          655,860
      122,875,000   Nassau County, NY Tobacco Settlement Corp.(1)        5.125       06/01/2046       84,447,073
        9,000,000   Nassau County, NY Tobacco Settlement Corp.(1)        5.250       06/01/2026        7,959,960
       20,000,000   Nassau County, NY Tobacco Settlement Corp.           5.820(3)    06/01/2046          743,600
      105,975,000   Nassau County, NY Tobacco Settlement Corp.           6.221(3)    06/01/2046        3,656,138
    1,055,215,000   Nassau County, NY Tobacco Settlement Corp.           6.537(3)    06/01/2060        7,987,978
       40,000,000   Nassau County, NY Tobacco Settlement Corp.           7.351(3)    06/01/2060          242,000
       22,780,000   Nassau County, NY Tobacco Settlement Corp.
                    (TASC)(1)                                            5.000       06/01/2035       16,020,718
        3,670,000   New Rochelle, NY IDA (Soundview Apartments)(1)       5.375       04/01/2036        3,761,860
        2,500,000   Niagara County, NY IDA (Niagara Falls Memorial
                    Medical Center)                                      5.750       06/01/2018        2,512,675
        1,500,000   Niagara County, NY IDA (Niagara University)(1)       5.350       11/01/2023        1,513,035
           20,000   Niagara County, NY Tobacco Asset
                    Securitization Corp.(1)                              5.750       05/15/2022           19,814
        1,480,000   Niagara County, NY Tobacco Asset
                    Securitization Corp.(1)                              6.250       05/15/2034        1,409,315
        6,295,000   Niagara County, NY Tobacco Asset
                    Securitization Corp.(1)                              6.250       05/15/2040        5,885,196
          125,000   Niagara Falls, NY Public Water Authority(1)          5.500       07/15/2034          129,608
          355,000   Niagara, NY Frontier Transportation Authority
                    (Buffalo Niagara International Airport)(1)           5.000       04/01/2028          338,997
        2,025,000   Niagara, NY Frontier Transportation Authority
                    (Buffalo Niagara International Airport)(1)           5.625       04/01/2029        2,054,970
        2,660,000   North Tonawanda, NY HDC (Bishop Gibbons
                    Associates)(1)                                       7.375       12/15/2021        3,262,995
        6,750,000   NY Counties Tobacco Trust I(1)                       6.250       06/01/2028        6,641,528
        6,245,000   NY Counties Tobacco Trust I(1)                       6.500       06/01/2035        6,091,186

                         6 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $     19,230,000   NY Counties Tobacco Trust I(1)                       6.625%      06/01/2042   $   18,834,631
       29,840,000   NY Counties Tobacco Trust II (TASC)(1)               5.625       06/01/2035       24,927,739
       53,880,000   NY Counties Tobacco Trust II (TASC)(1)               5.750       06/01/2043       42,944,515
          245,000   NY Counties Tobacco Trust III(1)                     6.000       06/01/2043          245,042
        7,000,000   NY Counties Tobacco Trust IV(1)                      5.000       06/01/2038        5,163,830
      131,335,000   NY Counties Tobacco Trust IV                         5.920(3)    06/01/2050        3,297,822
      304,690,000   NY Counties Tobacco Trust IV                         6.395(3)    06/01/2055        4,701,367
      608,700,000   NY Counties Tobacco Trust IV                         6.816(3)    06/01/2060        3,682,635
       52,535,000   NY Counties Tobacco Trust IV (TASC)(1)               5.000       06/01/2042       36,129,370
       38,275,000   NY Counties Tobacco Trust IV (TASC)(1)               5.000       06/01/2045       24,765,839
       82,500,000   NY Counties Tobacco Trust IV (TASC)(1)               6.250       06/01/2041       82,107,300
      236,140,000   NY Counties Tobacco Trust V                          6.070(3)    06/01/2038       18,976,210
      598,653,613   NY Counties Tobacco Trust V                          6.210(3)    06/01/2050       16,582,705
      643,195,000   NY Counties Tobacco Trust V                          6.850(3)    06/01/2055        8,084,961
    3,845,000,000   NY Counties Tobacco Trust V                          7.846(3)    06/01/2060       23,262,250
       15,000,000   NY Liberty Devel. Corp. (Bank of America
                    Tower)(4)                                            5.125       01/15/2044       15,856,800
       62,345,000   NY Liberty Devel. Corp. (Bank of America
                    Tower)(4)                                            5.625       01/15/2046       68,824,412
       68,965,000   NY Liberty Devel. Corp. (Goldman Sachs
                    Headquarters)(1)                                     5.250       10/01/2035       75,102,195
        2,199,995   NY Liberty Devel. Corp. (National Sports
                    Museum)(2)                                           6.125       02/15/2019               22
        5,075,000   NY MTA Service Contract, Series A(1)                 5.125       01/01/2029        5,124,887
        2,800,000   NY MTA, Series 2008C(1)                              6.500       11/15/2028        3,410,652
       41,560,000   NY MTA, Series A(4)                                  5.000       11/15/2030       42,505,110
       14,550,000   NY MTA, Series A(1)                                  5.000       11/15/2030       14,875,193
           20,000   NY MTA, Series A(1)                                  5.000       11/15/2032           21,028
          205,000   NY MTA, Series A(1)                                  5.000       11/15/2032          210,037
        4,250,000   NY MTA, Series A(1)                                  5.000       11/15/2041        4,567,220
       15,400,000   NY MTA, Series A(1)                                  5.125       11/15/2031       15,756,202
        6,800,000   NY MTA, Series A(1)                                  5.250       11/15/2038        7,441,920
       18,280,000   NY MTA, Series A(1)                                  5.750       11/15/2032       18,822,550
           25,000   NY MTA, Series B(1)                                  5.000       01/01/2031           25,232
       16,745,000   NY MTA, Series B-2(1)                                5.000       11/15/2033       18,760,093
       15,395,000   NY MTA, Series D(1)                                  5.000       11/15/2036       16,607,818
       33,690,000   NY MTA, Series D(1)                                  5.250       11/15/2040       36,722,100
        6,100,000   NY MTA, Series F(1)                                  5.000       11/15/2031        6,238,287
       29,720,000   NY Seneca Nation Indians Capital Improvements(1)     5.000       12/01/2023       26,468,038
        6,000,000   NY Triborough Bridge & Tunnel Authority(1)           5.000       11/15/2025        6,164,520
        6,470,000   NY Triborough Bridge & Tunnel Authority(1)           5.000       11/15/2037        7,047,124
        5,000,000   NY Triborough Bridge & Tunnel Authority(1)           5.250       11/15/2030        5,285,950
          135,000   NY Triborough Bridge & Tunnel Authority,
                    Series B(1)                                          5.125       11/15/2029          138,251
       13,950,000   NY TSASC, Inc. (TFABs)(1)                            5.000       06/01/2026       13,059,851
      250,510,000   NY TSASC, Inc. (TFABs)(1)                            5.000       06/01/2034      188,548,857
      322,515,000   NY TSASC, Inc. (TFABs)(1)                            5.125       06/01/2042      234,400,645
        5,000,000   NYC Capital Resources Corp. (Albee Retail
                    Devel.)(1)                                           7.250       11/01/2042        5,001,100

                         7 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $     35,590,000   NYC GO(1)                                            4.950%(5)   12/15/2033   $   37,931,466
           15,000   NYC GO(1)                                            5.000       06/01/2020           16,833
           25,000   NYC GO(1)                                            5.000       03/01/2025           26,101
       10,920,000   NYC GO(4)                                            5.000       08/01/2030       12,070,531
           15,000   NYC GO(1)                                            5.000       03/01/2033           15,221
       12,455,000   NYC GO(4)                                            5.000       12/01/2033       12,972,846
       10,000,000   NYC GO(1)                                            5.000       10/01/2034       11,148,100
       12,765,000   NYC GO(4)                                            5.000       03/01/2035       13,307,385
        5,400,000   NYC GO(4)                                            5.000       08/01/2035        5,660,229
        3,800,000   NYC GO(1)                                            5.000       08/01/2035        4,210,552
        8,405,000   NYC GO(1)                                            5.000       05/15/2036        9,185,320
       20,000,000   NYC GO(4)                                            5.250       03/01/2021       23,742,600
            5,000   NYC GO                                               5.250       08/01/2021            5,020
       20,360,000   NYC GO(1)                                            5.250       06/01/2027       20,535,707
        2,060,000   NYC GO(1)                                            5.250       06/01/2027        2,075,553
           20,000   NYC GO(1)                                            5.250       01/15/2033           20,799
           40,000   NYC GO(1)                                            5.250       01/15/2033           41,296
            5,000   NYC GO(1)                                            5.375       12/01/2026            5,019
            5,000   NYC GO(1)                                            5.375       03/01/2027            5,237
       34,510,000   NYC GO(1)                                            5.375       06/01/2032       34,815,068
        3,435,000   NYC GO(1)                                            5.375       06/01/2032        3,461,999
           40,000   NYC GO(1)                                            5.500       08/01/2022           40,164
            5,000   NYC GO(1)                                            5.500       12/01/2031            5,020
           15,000   NYC GO(1)                                            5.500       11/15/2037           15,060
            5,000   NYC GO(1)                                            5.950       08/01/2014            5,023
           40,000   NYC GO                                               6.154(3)    10/01/2012           39,969
        2,000,000   NYC GO(1)                                            6.250       12/15/2031        2,410,400
           15,000   NYC GO(1)                                            7.250       08/15/2024           15,081
            5,000   NYC GO(1)                                            7.750       08/15/2028            5,133
        1,475,000   NYC GO ROLs(6)                                      15.096(7)    05/15/2031        2,132,732
        5,395,000   NYC GO ROLs(6)                                      15.105(7)    05/15/2036        7,398,487
          875,000   NYC GO ROLs(6)                                      15.109(7)    05/15/2033        1,237,040
           31,667   NYC HDC (Beekman)(1)                                 6.500       10/15/2017           31,769
          216,037   NYC HDC (Bridgeview III)                             6.500       12/15/2017          216,798
          652,256   NYC HDC (Cadman Towers)                              6.500       11/15/2018          654,643
           41,798   NYC HDC (Essex Terrace)                              6.500       07/15/2018           41,900
          890,000   NYC HDC (Multifamily Hsg.)(1)                        4.950       11/01/2039          921,791
          780,000   NYC HDC (Multifamily Hsg.)(1)                        5.000       11/01/2030          789,758
        3,500,000   NYC HDC (Multifamily Hsg.)(4)                        5.000       11/01/2037        3,545,080
           60,000   NYC HDC (Multifamily Hsg.)(1)                        5.050       11/01/2023           60,354
        4,685,000   NYC HDC (Multifamily Hsg.)(4)                        5.050       11/01/2039        4,742,190
        2,435,000   NYC HDC (Multifamily Hsg.)(4)                        5.100       11/01/2027        2,526,214
        3,000,000   NYC HDC (Multifamily Hsg.)(4)                        5.125       11/01/2032        3,083,190
        5,100,000   NYC HDC (Multifamily Hsg.)(1)                        5.150       11/01/2037        5,226,429

                         8 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      1,675,000   NYC HDC (Multifamily Hsg.)(1)                        5.200%      11/01/2035   $    1,703,006
        8,035,000   NYC HDC (Multifamily Hsg.)(4)                        5.200       11/01/2040        8,245,587
       14,110,000   NYC HDC (Multifamily Hsg.)(4)                        5.250       11/01/2030       14,453,650
        7,205,000   NYC HDC (Multifamily Hsg.)(1)                        5.250       11/01/2045        7,370,643
        5,140,000   NYC HDC (Multifamily Hsg.)(1)                        5.350       11/01/2037        5,320,877
        1,215,000   NYC HDC (Multifamily Hsg.)(1)                        5.350       05/01/2041        1,254,415
        3,735,000   NYC HDC (Multifamily Hsg.)(1)                        5.450       11/01/2040        3,877,565
        2,670,000   NYC HDC (Multifamily Hsg.)(1)                        5.450       11/01/2046        2,693,096
        3,090,000   NYC HDC (Multifamily Hsg.)(4)                        5.500       11/01/2034        3,294,569
        2,840,000   NYC HDC (Multifamily Hsg.)(4)                        5.550       11/01/2039        3,035,080
       10,910,000   NYC HDC (Multifamily Hsg.)(4)                        5.700       11/01/2046       11,688,159
        8,055,000   NYC HDC (Multifamily Hsg.), Series A                 5.500       11/01/2034        8,158,023
          200,000   NYC HDC (Multifamily Hsg.), Series A(4)              5.600       11/01/2042          200,177
       30,845,000   NYC HDC (Multifamily Hsg.), Series B(4)              5.350       05/01/2049       31,720,783
       11,250,000   NYC HDC (Multifamily Hsg.), Series C(4)              5.050       11/01/2036       11,411,838
        8,365,000   NYC HDC (Multifamily Hsg.), Series C(4)              5.125       05/01/2040        8,504,152
        1,000,000   NYC HDC (Multifamily Hsg.), Series E(1)              5.200       11/01/2033        1,003,630
        2,155,000   NYC HDC (Multifamily Hsg.), Series F(1)              5.200       11/01/2032        2,162,974
       13,180,000   NYC HDC (Multifamily Hsg.), Series G-1(4)            4.875       11/01/2039       13,369,602
        1,345,000   NYC HDC (Multifamily Hsg.), Series H-2(1)            5.200       11/01/2038        1,364,570
        3,400,000   NYC HDC (Multifamily Hsg.), Series H-2(1)            5.250       05/01/2046        3,441,854
       15,510,000   NYC HDC (Multifamily Hsg.), Series I-2(4)            5.200       11/01/2038       15,733,121
          754,756   NYC HDC (Ruppert)(1)                                 6.500       11/15/2018          795,604
          187,246   NYC HDC (St. Martin Tower)                           6.500       11/15/2018          187,931
        2,750,000   NYC HDC, Series C(4)                                 5.000       11/01/2026        2,822,903
          870,000   NYC IDA (A Very Special Place)(1)                    5.750       01/01/2029          792,326
       43,345,000   NYC IDA (AIRIS JFK I/JFK International
                    Airport)(1)                                          5.500       07/01/2028       41,335,092
       19,915,000   NYC IDA (AIRIS JFK I/JFK International
                    Airport)(1)                                          6.000       07/01/2027       19,915,597
          125,000   NYC IDA (Allied Metal)(1)                            6.375       12/01/2014          123,948
          940,000   NYC IDA (Allied Metal)(1)                            7.125       12/01/2027          929,923
        2,685,000   NYC IDA (Amboy Properties)(1)                        6.750       06/01/2020        2,485,478
        2,905,000   NYC IDA (American Airlines)(2)                       5.400       07/01/2019        1,398,060
       32,580,000   NYC IDA (American Airlines)(2)                       5.400       07/01/2020       15,680,754
       40,810,000   NYC IDA (American Airlines)(2)                       6.900       08/01/2024       19,640,221
          540,000   NYC IDA (American Airlines)                          7.500       08/01/2016          539,444
       18,200,000   NYC IDA (American Airlines)                          7.625       08/01/2025       18,208,008
       59,350,000   NYC IDA (American Airlines)                          7.750       08/01/2031       59,387,391
       39,860,000   NYC IDA (American Airlines)                          8.000       08/01/2028       39,880,329
      338,060,000   NYC IDA (American Airlines)                          8.500       08/01/2028      338,093,806
        3,530,000   NYC IDA (American National Red Cross)(1)             5.000       02/01/2036        3,520,010
        3,455,000   NYC IDA (Atlantic Paste & Glue Company)(1)           6.625       11/01/2019        3,503,992
          810,000   NYC IDA (Atlantic Veal & Lamb)(1)                    8.375       12/01/2016          809,976
        1,685,000   NYC IDA (Baco Enterprises)(1)                        8.500       11/01/2021        1,698,160
        1,125,000   NYC IDA (Bark Frameworks)(1)                         6.750       11/01/2019        1,096,661

                         9 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      5,500,000   NYC IDA (Beth Abraham Health Services)(1)            6.500%      02/15/2022   $    5,403,090
        1,035,000   NYC IDA (Beth Abraham Health Services)(1)            6.500       11/15/2027        1,035,373
        4,220,000   NYC IDA (Beth Abraham Health Services)(1)            6.500       11/15/2034        4,060,020
       24,450,000   NYC IDA (British Airways)(1)                         7.625       12/01/2032       24,851,958
       97,130,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                    Partners)(1)                                         5.650       10/01/2028       81,539,664
      153,620,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                    Partners)(1)                                         5.750       10/01/2036      123,270,833
       22,255,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                    Partners)(1)                                         6.200       10/01/2022       21,688,165
       16,205,000   NYC IDA (Calhoun School)(1)                          6.625       12/01/2034       16,912,024
        4,145,000   NYC IDA (Calhoun School)(1)                          6.625       12/01/2034        4,376,996
        2,895,000   NYC IDA (Center for Elimination of Family
                    Violence)(1)                                         7.375       11/01/2036        2,958,372
       14,900,000   NYC IDA (Center for Nursing/Rehabilitation)(1)       5.375       08/01/2027       13,569,579
        3,400,000   NYC IDA (Center for Nursing/Rehabilitation)(1)       5.375       08/01/2027        3,096,414
       29,135,000   NYC IDA (Chapin School)(1)                           5.000       11/01/2038       28,297,660
        1,490,000   NYC IDA (Comprehensive Care Management)(1)           6.000       05/01/2026        1,514,570
        3,145,000   NYC IDA (Comprehensive Care Management)(1)           6.125       11/01/2035        3,143,742
        3,645,000   NYC IDA (Comprehensive Care Management)(1)           6.375       11/01/2028        3,646,312
        1,445,000   NYC IDA (Comprehensive Care Management)(1)           6.375       11/01/2028        1,445,405
        1,055,000   NYC IDA (Comprehensive Care Management)(1)           7.875       12/01/2016        1,055,538
        1,150,000   NYC IDA (Cool Wind Ventilation)(1)                   5.450       11/01/2017        1,061,864
        1,035,000   NYC IDA (Cool Wind Ventilation)(1)                   5.450       11/01/2017          955,678
        5,685,000   NYC IDA (Cool Wind Ventilation)(1)                   6.075       11/01/2027        4,975,398
          475,000   NYC IDA (Eger Harbor House)(1)                       5.875       05/20/2044          503,424
        5,500,000   NYC IDA (Family Support Systems)(2)                  7.500       11/01/2034        3,369,520
        1,385,000   NYC IDA (Good Shepherd Services)(1)                  5.875       06/01/2014        1,387,174
        2,970,000   NYC IDA (Gourmet Boutique)(1)                        5.750       05/01/2021        2,284,851
        7,290,000   NYC IDA (Guttmacher Institute)(1)                    5.750       12/01/2036        7,375,803
        1,870,000   NYC IDA (Herbert G. Birch Childhood Project)(1)      8.375       02/01/2022        1,886,437
          800,000   NYC IDA (Independent Living Assoc.)(1)               6.200       07/01/2020          789,216
        2,170,000   NYC IDA (Little Red Schoolhouse)(1)                  6.750       11/01/2018        2,171,411
        3,745,000   NYC IDA (Manhattan Community Access Corp.)(1)        6.000       12/01/2036        3,600,630
        1,895,000   NYC IDA (Margaret Tietz Nursing &
                    Rehabilitation Center)(1)                            6.375       11/01/2038        1,815,789
        9,175,000   NYC IDA (Margaret Tietz Nursing &
                    Rehabilitation Center)(1)                            6.375       11/01/2038        8,791,485
          680,000   NYC IDA (Marymount School of New York)(1)            5.125       09/01/2021          694,654
        4,010,000   NYC IDA (Marymount School of New York)(1)            5.250       09/01/2031        4,078,651
       16,335,000   NYC IDA (MediSys Health Network)(1)                  6.250       03/15/2024       14,517,731
        8,405,000   NYC IDA (Metro Biofuels)(1)                          6.000       11/01/2028        7,249,733
        2,325,000   NYC IDA (Metropolitan College of New York)(1)        5.750       03/01/2020        2,391,844
           25,000   NYC IDA (NYU)(1)                                     5.000       07/01/2041           25,076
       40,000,000   NYC IDA (NYU)(4)                                     5.250       07/01/2048       43,688,524

                         10 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      2,935,000   NYC IDA (Petrocelli Electric)(1)                     8.000%      11/01/2017   $    2,935,000
          805,000   NYC IDA (Petrocelli Electric)(1)                     8.000       11/01/2018          799,019
        1,750,000   NYC IDA (PSCH)(1)                                    6.375       07/01/2033        1,740,323
        6,800,000   NYC IDA (Reece School)(1)                            7.500       12/01/2037        6,965,104
        1,000,000   NYC IDA (Roundabout Theatre)(1)                      5.000       10/01/2023          893,240
        3,465,000   NYC IDA (Sahadi Fine Foods)(1)                       6.750       11/01/2019        3,406,407
          200,000   NYC IDA (Samaritan Aids Services)(1)                 5.000       11/01/2024          200,340
          875,000   NYC IDA (SFTU/YAI/CRV Obligated Group)(1)            5.000       07/01/2026          740,828
        4,380,000   NYC IDA (Showman Fabricators)(1)                     7.500       11/01/2028        3,555,684
        2,900,000   NYC IDA (South Bronx Overall Economic Devel.)(1)     8.625       12/01/2025        2,886,225
        1,625,000   NYC IDA (Special Needs Facilities Pooled
                    Program)(1)                                          4.750       07/01/2020        1,509,268
          995,000   NYC IDA (Special Needs Facilities Pooled
                    Program)(1)                                          5.250       07/01/2022          898,226
        2,200,000   NYC IDA (Special Needs Facilities Pooled
                    Program)(1)                                          6.650       07/01/2023        2,201,804
          520,000   NYC IDA (Special Needs Facilities Pooled
                    Program)(1)                                          7.875       08/01/2025          520,536
        5,760,000   NYC IDA (Stallion)(1)                                5.500       11/01/2036        4,102,330
          955,000   NYC IDA (Stallion)(1)                                6.000       11/01/2027          788,133
           10,000   NYC IDA (Staten Island University Hospital)(1)       6.375       07/01/2031           10,155
          290,000   NYC IDA (Streamline Plastics)(1)                     7.750       12/01/2015          290,075
        1,275,000   NYC IDA (Streamline Plastics)(1)                     8.125       12/01/2025        1,275,038
        6,808,500   NYC IDA (Studio School)                              7.000       11/01/2038        4,373,031
          605,000   NYC IDA (Surprise Plastics)(2)                       7.500       11/01/2013          572,088
        2,480,000   NYC IDA (Surprise Plastics)(2)                       8.500       11/01/2023        1,965,226
        1,500,000   NYC IDA (Terminal One Group Assoc.)(1)               5.500       01/01/2021        1,596,675
          380,000   NYC IDA (The Bank Street College)(1)                 5.250       12/01/2021          387,976
        1,000,000   NYC IDA (The Bank Street College)(1)                 5.250       12/01/2030        1,008,030
        8,800,000   NYC IDA (The Child School)(1)                        7.550       06/01/2033        8,936,488
        3,735,000   NYC IDA (Therapy & Learning Center)(1)               8.250       09/01/2031        3,789,083
        8,730,000   NYC IDA (Tides Two Rivers Foundation)(1)             5.650       12/01/2039        6,866,232
       32,040,000   NYC IDA (Unicef)(1)                                  5.300       11/01/2038       31,147,045
        3,640,000   NYC IDA (Urban Resource Institute)(1)                7.375       11/01/2033        3,560,939
        1,100,000   NYC IDA (Utleys)(1)                                  7.375       11/01/2023        1,099,956
        3,800,000   NYC IDA (Vaughn College Aeronautics)(1)              5.000       12/01/2021        3,708,724
        1,330,000   NYC IDA (Vaughn College Aeronautics)(1)              5.000       12/01/2028        1,234,626
        3,235,000   NYC IDA (Vaughn College Aeronautics)(1)              5.000       12/01/2028        3,003,018
          900,000   NYC IDA (Vaughn College Aeronautics)(1)              5.000       12/01/2031          825,993
        1,800,000   NYC IDA (Vaughn College Aeronautics)(1)              5.250       12/01/2036        1,675,260
       10,200,000   NYC IDA (Visy Paper)(1)                              7.800       01/01/2016       10,213,260
       70,500,000   NYC IDA (Visy Paper)(1)                              7.950       01/01/2028       70,523,970
        1,930,000   NYC IDA (Vocational Instruction)(2)                  7.750       02/01/2033        1,054,842
        1,450,000   NYC IDA (W & W Jewelers)(1)                          8.250       02/01/2021        1,466,661
        5,930,000   NYC IDA (Weizmann Institute)(1)                      5.900       11/01/2034        5,800,192
        2,900,000   NYC IDA (Weizmann Institute)(1)                      5.900       11/01/2034        2,836,519
        2,795,000   NYC IDA (Westchester Square Medical Center)          8.000       12/31/2012        1,950,435
        6,160,000   NYC IDA (Westchester Square Medical Center)          8.375       11/01/2015        4,298,633

                         11 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      1,245,000   NYC IDA (World Casing Corp.)(1)                      6.700%      11/01/2019   $    1,210,240
       36,110,000   NYC IDA (Yankee Stadium)(1)                          5.000       03/01/2046       36,428,851
       16,500,000   NYC IDA (Yankee Stadium)(1)                          7.000       03/01/2049       19,286,355
       24,270,000   NYC IDA (Yeled Yalda Early Childhood)(1)             5.725       11/01/2037       22,468,681
        1,220,000   NYC IDA (YMCA of Greater New York)(1)                5.000       08/01/2036        1,261,431
       10,755,000   NYC Municipal Water Finance Authority(1)             5.000       06/15/2029       12,260,377
        8,950,000   NYC Municipal Water Finance Authority(1)             5.000       06/15/2031       10,059,800
       10,000,000   NYC Municipal Water Finance Authority(1)             5.000       06/15/2032       11,217,600
        4,820,000   NYC Municipal Water Finance Authority(1)             5.000       06/15/2034        5,023,982
        9,000,000   NYC Municipal Water Finance Authority(1)             5.000       06/15/2035        9,380,880
          300,000   NYC Municipal Water Finance Authority(1)             5.000       06/15/2035          321,768
       10,000,000   NYC Municipal Water Finance Authority(1)             5.000       06/15/2038       10,423,200
        6,500,000   NYC Municipal Water Finance Authority(1)             5.000       06/15/2038        7,025,785
       19,740,000   NYC Municipal Water Finance Authority(4)             5.000       06/15/2039       21,063,764
       10,000,000   NYC Municipal Water Finance Authority(1)             5.000       06/15/2043       10,823,500
        7,500,000   NYC Municipal Water Finance Authority(1)             5.000       06/15/2044        8,117,625
          100,000   NYC Municipal Water Finance Authority(1)             5.125       06/15/2034          100,868
        7,350,000   NYC Municipal Water Finance Authority(1)             5.250       06/15/2040        8,135,642
       11,570,000   NYC Municipal Water Finance Authority(1)             5.375       06/15/2043       12,996,350
       31,750,000   NYC Municipal Water Finance Authority(1)             5.500       06/15/2043       36,108,958
        2,650,000   NYC Municipal Water Finance Authority(1)             5.750       06/15/2040        3,086,296
        3,090,000   NYC Transitional Finance Authority(1)                5.000       11/01/2039        3,386,671
        3,000,000   NYC Transitional Finance Authority(1)                5.125       01/15/2034        3,251,700
        7,685,000   NYC Transitional Finance Authority (Building
                    Aid)(1)                                              5.000       07/15/2033        8,486,315
        7,910,000   NYC Transitional Finance Authority (Building
                    Aid)(1)                                              5.000       07/15/2040        8,598,328
       15,000,000   NYC Transitional Finance Authority (Building
                    Aid)(1)                                              5.250       07/15/2037       16,744,500
       20,000,000   NYC Transitional Finance Authority (Future
                    Tax)(1)                                              5.250       11/01/2027       23,061,800
        4,000,000   NYS DA (Buena Vida Nursing Home)(1)                  5.250       07/01/2028        4,062,640
        2,250,000   NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)(1)    5.000       07/01/2027        2,295,203
        1,075,000   NYS DA (D'Youville College)(1)                       5.250       07/01/2025        1,088,567
           15,000   NYS DA (Dept. of Mental Hygiene)(1)                  5.250       08/15/2031           15,049
           20,000   NYS DA (Ellis Hospital)(1)                           5.600       08/01/2025           20,034
        5,300,000   NYS DA (Interagency Council Pooled Loan
                    Program)(1)                                          7.000       07/01/2031        5,537,546
        5,825,000   NYS DA (Interagency Council)(1)                      7.000       07/01/2035        5,939,461
           25,000   NYS DA (Iona College)(1)                             5.125       07/01/2032           25,055
        3,255,000   NYS DA (L.I. University)(1)                          5.125       09/01/2023        3,257,832
        1,335,000   NYS DA (L.I. University)(1)                          5.250       09/01/2028        1,335,761
        3,490,000   NYS DA (Manhattan College)(1)                        5.300       07/01/2037        3,542,385
       18,230,000   NYS DA (Memorial Sloan-Kettering)(4)                 5.000       07/01/2035       19,163,811
       10,390,000   NYS DA (Mental Health Services Facilities)(1)        5.000       02/15/2030       11,136,418
       11,820,000   NYS DA (Mental Health Services Facilities)(1)        5.000       02/15/2035       12,440,786
          150,000   NYS DA (Mental Health Services Facilities)(1)        5.000       02/15/2037          158,379

                         12 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)       6.375%      07/01/2029   $    4,135,849
        5,000,000   NYS DA (New School University)(1)                    5.000       07/01/2041        5,001,800
        1,000,000   NYS DA (New School University)(1)                    5.750       07/01/2050        1,113,360
        8,460,000   NYS DA (North Shore L.I. Jewish Obligated
                    Group)(1)                                            5.000       05/01/2041        8,930,545
       11,500,000   NYS DA (North Shore L.I. Jewish Obligated
                    Group)(1)                                            5.250       05/01/2034       12,682,430
       23,075,000   NYS DA (NYU Hospitals Center)(1)                     5.000       07/01/2036       23,930,160
        2,000,000   NYS DA (NYU Hospitals Center)(1)                     5.625       07/01/2037        2,141,220
        6,035,000   NYS DA (Providence Rest)(1)                          5.000       07/01/2035        4,607,360
        2,700,000   NYS DA (Providence Rest)(1)                          5.125       07/01/2030        2,230,875
        3,100,000   NYS DA (Providence Rest)(1)                          5.250       07/01/2025        2,758,907
        6,260,000   NYS DA (Rochester General Hospital)(1)               5.000       12/01/2025        6,301,066
       17,660,000   NYS DA (Rochester General Hospital)(1)               5.000       12/01/2035       17,310,509
        1,750,000   NYS DA (School District Bond Financing
                    Program), Series C(1)                                7.250       10/01/2028        2,176,493
        2,645,000   NYS DA (School District Bond Financing
                    Program), Series C(1)                                7.375       10/01/2033        3,266,813
        1,525,000   NYS DA (School District Bond Financing
                    Program), Series C(1)                                7.500       04/01/2039        1,875,537
          350,000   NYS DA (School District Financing)(1)                5.750       10/01/2018          358,106
           50,000   NYS DA (School Districts Financing Program),
                    Series B(1)                                          6.000       10/01/2022           51,336
           25,000   NYS DA (School Districts Financing Program),
                    Series B(1)                                          6.000       10/01/2029           25,596
        1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)(1)      5.100       07/01/2034        1,093,092
        5,770,000   NYS DA (Smithtown Special Library District)(1)       6.000       07/01/2028        6,726,666
           35,000   NYS DA (St. Barnabas Hospital)(1)                    5.450       08/01/2035           35,041
        3,500,000   NYS DA (St. Joseph's College)(1)                     5.250       07/01/2035        3,788,085
       50,000,000   NYS DA (St. Mary's Hospital for Children)(1)         7.875       11/15/2041       51,355,000
        1,575,000   NYS DA (St. Thomas Aquinas College)(1)               5.250       07/01/2028        1,575,709
       15,915,000   NYS DA (State Personal Income Tax Authority)(1)      5.000       03/15/2034       17,691,751
        3,000,000   NYS DA (State University of New York)(1)             5.000       07/01/2035        3,289,500
        3,000,000   NYS DA (State University of New York)(1)             5.000       07/01/2040        3,220,920
        5,240,000   NYS DA (The Bronx-Lebanon Hospital Center)(1)        6.250       02/15/2035        6,083,954
           10,000   NYS DA (The Brooklyn Hospital Center)(1)             5.150       02/01/2029           10,038
        4,395,000   NYS DA (The New School)(1)                           5.000       07/01/2031        4,761,895
        1,000,000   NYS DA (University of Rochester)(1)                  0.000(8)    07/01/2039          992,730
           60,000   NYS DA (University of Rochester)(1)                  5.000       07/01/2034           61,504
       11,695,000   NYS DA (Vassar College)(4)                           5.000       07/01/2046       12,353,599
        2,360,000   NYS DA (Yeshiva University)(1)                       5.000       11/01/2031        2,562,936
       10,000,000   NYS EFC (Clean Water & Drinking Revolving
                    Funds)(1)                                            5.000       06/15/2028       10,088,200
        5,000,000   NYS EFC (Clean Water & Drinking Revolving
                    Funds)(1)                                            5.125       06/15/2038        5,531,900
          430,000   NYS EFC (NYC Municipal Water Finance
                    Authority)(1)                                        5.000       06/15/2034          463,832
        2,365,000   NYS EFC (NYS Water Services)(1)                      6.000       01/15/2031        2,391,654
           65,000   NYS EFC (United Waterworks)(1)                       5.150       03/01/2034           65,018

                         13 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $         25,000   NYS ERDA (Brooklyn Union Gas Company)(1)             4.700%      02/01/2024   $       26,119
           15,000   NYS ERDA (Brooklyn Union Gas Company)(1)             5.500       01/01/2021           15,053
        7,000,000   NYS ERDA (Brooklyn Union Gas Company) RIBS          12.220(7)    04/01/2020        7,053,760
       16,300,000   NYS ERDA (Brooklyn Union Gas Company) RIBS          13.388(7)    07/01/2026       16,449,308
          350,000   NYS ERDA (LILCO)(1)                                  5.300       10/01/2024          351,883
          100,000   NYS ERDA (LILCO)(1)                                  5.300       08/01/2025          100,472
           95,000   NYS ERDA (LILCO)(1)                                  5.300       08/01/2025           95,085
          610,000   NYS ERDA (NYS Electric & Gas Corp.)(1)               5.350       12/01/2028          614,136
          200,000   NYS ERDA (Rochester Gas & Electric)(1)               5.375       05/15/2032          201,858
        2,000,000   NYS HFA (Affordable Hsg.)(1)                         5.000       11/01/2042        2,071,200
        2,365,000   NYS HFA (Affordable Hsg.)(1)                         5.250       11/01/2038        2,419,182
       10,220,000   NYS HFA (Affordable Hsg.)(4)                         5.450       11/01/2045       10,523,320
          150,000   NYS HFA (Affordable Hsg.)(1)                         6.750       11/01/2038          166,074
        1,865,000   NYS HFA (Children's Rescue)(1)                       7.625       05/01/2018        1,864,851
          945,000   NYS HFA (Friendship)(1)                              5.100       08/15/2041          957,058
        1,275,000   NYS HFA (Golden Age Apartments)(1)                   5.000       02/15/2037        1,292,621
        3,730,000   NYS HFA (Multifamily Hsg.)(1)                        4.850       02/15/2038        3,761,369
        2,080,000   NYS HFA (Multifamily Hsg.)(1)                        5.375       02/15/2035        2,081,123
        2,075,000   NYS HFA (Multifamily Hsg.)(1)                        5.500       08/15/2030        2,076,494
        1,020,000   NYS HFA (Multifamily Hsg.)(1)                        5.650       08/15/2030        1,020,816
        3,200,000   NYS HFA (Multifamily Hsg.)(1)                        5.650       08/15/2030        3,202,560
        1,000,000   NYS HFA (Multifamily Hsg.)(1)                        5.650       08/15/2031        1,000,810
        1,710,000   NYS HFA (Multifamily Hsg.)(1)                        5.650       02/15/2034        1,711,351
        2,120,000   NYS HFA (Multifamily Hsg.)(1)                        5.700       08/15/2033        2,121,760
          635,000   NYS HFA (Multifamily Hsg.)(1)                        6.250       02/15/2031          635,959
        1,255,000   NYS HFA (Multifamily Hsg.)(1)                        6.400       11/15/2027        1,256,983
        3,800,000   NYS HFA (Multifamily Hsg.)(1)                        6.750       11/15/2036        3,938,700
          365,000   NYS HFA (Nonprofit Hsg.)                             8.400       11/01/2012          367,179
          385,000   NYS HFA (Nonprofit Hsg.)                             8.400       11/01/2013          387,118
          470,000   NYS HFA (Nonprofit Hsg.)                             8.400       11/01/2014          472,406
          495,000   NYS HFA (Nonprofit Hsg.)(1)                          8.400       11/01/2015          497,351
          535,000   NYS HFA (Nonprofit Hsg.)(1)                          8.400       11/01/2016          537,424
          590,000   NYS HFA (Nonprofit Hsg.)(1)                          8.400       11/01/2017          592,567
          630,000   NYS HFA (Nonprofit Hsg.)(1)                          8.400       11/01/2018          632,589
        1,250,000   NYS HFA (State Personal Income Tax Authority)(1)     5.000       03/15/2036        1,355,588
          615,000   NYS LGSC (SCSB)                                      7.375       12/15/2016          616,857
          980,000   NYS LGSC (SCSB)                                      7.750       12/15/2021        1,011,742
        5,000,000   NYS Liberty Devel. Corp. (4 World Trade
                    Center)(1)                                           5.000       11/15/2031        5,460,700
        3,000,000   NYS Liberty Devel. Corp. (4 World Trade
                    Center)(1)                                           5.000       11/15/2044        3,182,160
       10,000,000   NYS Liberty Devel. Corp. (7 World Trade
                    Center)(9)                                           5.000       09/15/2040       10,939,300
       13,500,000   NYS Liberty Devel. Corp. (7 World Trade
                    Center)(9)                                           5.000       09/15/2043       14,241,960
          150,000   NYS Medcare (Hospital & Nursing Home)(1)             7.400       11/01/2016          150,755
           75,000   NYS Medcare (Hospital & Nursing Home)(1)             9.375       11/01/2016           75,553
        5,000,000   NYS Power Authority(1)                               5.000       11/15/2038        5,597,350

                         14 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      5,540,000   NYS Thruway Authority(1)                             5.000%      04/01/2031   $    6,233,940
           20,000   NYS UDC (Subordinated Lien)                          5.500       07/01/2016           20,081
           50,000   Oneida County, NY IDA (Civic Facilities-Mohawk
                    Valley)(1)                                           4.625       09/15/2030           45,425
          830,000   Oneida County, NY IDA (Civic Facilities-Mohawk
                    Valley)(1)                                           5.000       09/15/2035          771,527
          400,000   Oneida County, NY IDA (Mohawk Valley
                    Handicapped Services)(1)                             5.300       03/15/2019          392,476
        1,060,000   Oneida County, NY IDA (Mohawk Valley
                    Handicapped Services)(1)                             5.350       03/15/2029          939,796
        4,345,000   Onondaga County, NY IDA (Air Cargo)(1)               6.125       01/01/2032        4,206,829
        2,000,000   Onondaga County, NY IDA (Air Cargo)(1)               7.250       01/01/2032        1,948,560
        1,185,000   Onondaga County, NY IDA (Free Library)(1)            5.125       03/01/2030        1,259,430
        1,115,000   Onondaga County, NY IDA (Free Library)(1)            5.125       03/01/2037        1,157,571
          545,000   Onondaga County, NY IDA Sewage Waste
                    Facilities (Anheuser-Busch Companies)(1)             6.250       12/01/2034          546,008
       42,834,598   Onondaga County, NY Res Rec(1)                       0.000(8)    05/01/2022       34,716,157
       22,075,000   Onondaga County, NY Res Rec(1)                       5.000       05/01/2015       21,363,302
        2,000,000   Onondaga, NY Civic Devel Corp. (Le Moyne
                    College)(1)                                          5.375       07/01/2040        2,103,180
        3,465,000   Onondaga, NY Civic Devel Corp. (Upstate
                    Properties)(1)                                       5.250       12/01/2041        3,665,312
        2,500,000   Orange County, NY IDA (Arden Hill Life Care
                    Center)(1)                                           7.000       08/01/2021        2,337,375
        2,325,000   Orange County, NY IDA (Arden Hill Life Care
                    Center)(1)                                           7.000       08/01/2031        2,030,027
        2,090,000   Orange County, NY IDA (Arden Hill Life Care
                    Center)(1)                                           7.000       08/01/2031        1,824,842
        1,800,000   Orange County, NY IDA (Glen Arden)(1)                5.625       01/01/2018        1,585,980
        5,590,000   Orange County, NY IDA (Glen Arden)(1)                5.700       01/01/2028        4,220,226
        1,715,000   Orange County, NY IDA (St. Luke's Cornwall
                    Hospital Obligated Group)(1)                         5.375       12/01/2021        1,728,051
        6,330,000   Orange County, NY IDA (St. Luke's Cornwall
                    Hospital Obligated Group)(1)                         5.375       12/01/2026        6,351,902
        2,235,000   Orange County, NY IDA (St. Luke's Cornwall
                    Hospital Obligated Group)(1)                         5.375       12/01/2026        2,242,733
       11,300,000   Peekskill, NY IDA (Drum Hill)(1)                     6.375       10/01/2028       10,980,436
       35,475,000   Port Authority  NY/NJ (Continental Airlines)         9.125       12/01/2015       35,861,678
       16,435,000   Port Authority  NY/NJ (JFK International Air
                    Terminal)(1)                                         5.750       12/01/2022       16,437,137
       31,900,000   Port Authority  NY/NJ (JFK International Air
                    Terminal)(1)                                         5.750       12/01/2025       31,900,957
       50,330,000   Port Authority  NY/NJ (KIAC)(1)                      6.750       10/01/2019       49,806,568
          270,000   Port Authority  NY/NJ, 126th Series(1)               5.125       11/15/2030          273,880
           50,000   Port Authority  NY/NJ, 127th Series(1)               5.200       12/15/2027           50,904
          250,000   Port Authority  NY/NJ, 135th Series(1)               5.000       03/15/2039          259,105
       33,025,000   Port Authority  NY/NJ, 136th Series(4)               5.125       05/01/2034       34,724,504

                         15 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      5,000,000   Port Authority  NY/NJ, 136th Series(1)               5.125%      05/01/2034   $    5,257,150
       19,175,000   Port Authority  NY/NJ, 136th Series(4)               5.375       11/01/2028       20,659,168
       22,855,000   Port Authority  NY/NJ, 136th Series(4)               5.500       11/01/2029       24,687,000
       26,000,000   Port Authority  NY/NJ, 138th Series(4)               4.750       12/01/2034       26,845,260
       27,255,000   Port Authority  NY/NJ, 141st Series(4)               4.500       09/01/2029       27,742,588
       47,910,000   Port Authority  NY/NJ, 143rd Series(4)               5.000       10/01/2030       50,942,703
           35,000   Port Authority  NY/NJ, 143rd Series(1)               5.000       04/01/2036           36,632
       17,500,000   Port Authority  NY/NJ, 144th Series(1)               5.000       10/01/2035       19,598,425
       12,840,000   Port Authority  NY/NJ, 146th Series(4)               4.500       12/01/2034       13,077,699
           10,000   Port Authority  NY/NJ, 146th Series(1)               4.500       12/01/2034           10,187
       26,100,000   Port Authority  NY/NJ, 146th Series(4)               4.750       12/01/2027       27,405,104
           10,000   Port Authority  NY/NJ, 146th Series(1)               4.750       12/01/2027           10,505
       13,005,000   Port Authority  NY/NJ, 147th Series(4)               4.750       10/15/2028       13,666,835
       17,790,000   Port Authority  NY/NJ, 147th Series(4)               5.000       10/15/2027       18,880,998
       20,000,000   Port Authority  NY/NJ, 147th Series(4)               5.000       10/15/2032       20,972,675
       82,000,000   Port Authority  NY/NJ, 151st Series(4)               5.750       03/15/2035       93,258,065
       15,000,000   Port Authority  NY/NJ, 151st Series(4)               6.000       09/15/2028       17,503,350
      101,940,000   Port Authority  NY/NJ, 152nd Series(4)               5.250       11/01/2035      109,642,586
       13,715,000   Port Authority  NY/NJ, 152nd Series(4)               5.250       05/01/2038       14,628,360
       22,500,000   Port Authority  NY/NJ, 152nd Series(4)               5.750       11/01/2030       25,589,475
       15,300,000   Port Authority  NY/NJ, 161st Series(4)               5.000       10/15/2031       16,996,770
       20,250,000   Port Authority  NY/NJ, 163rd Series(4)               5.000       07/15/2039       22,334,333
       21,515,000   Port Authority  NY/NJ, 166th Series(4)               5.000       01/15/2041       23,638,897
       15,000,000   Port Authority  NY/NJ, 166th Series(4)               5.250       07/15/2036       17,160,150
       50,660,000   Port Authority  NY/NJ, 37th Series(4)                5.250       07/15/2034       54,291,309
        2,755,000   Poughkeepsie, NY IDA (Eastman & Bixby Redevel.
                    Corp.)(1)                                            6.000       08/01/2032        2,758,719
        1,500,000   Rensselaer County, NY IDA (Franciscan Heights)(1)    5.375       12/01/2036        1,531,620
        6,385,000   Rensselaer County, NY Tobacco Asset
                    Securitization Corp.(1)                              5.625       06/01/2035        5,545,373
        7,300,000   Rensselaer County, NY Tobacco Asset
                    Securitization Corp.(1)                              5.750       06/01/2043        6,324,793
        4,820,000   Rensselaer, NY City School District COP(1)           5.000       06/01/2036        4,860,247
        1,210,000   Riverhead, NY IDA (Michael Reilly Design)(1)         8.875       08/01/2021        1,234,853
        1,195,000   Rockland County, NY IDA (Crystal Run
                    Village/Rockland County Assoc. for the
                    Learning Disabled Obligated Group)(1)                4.900       07/01/2021        1,062,953
        9,225,000   Rockland County, NY Tobacco Asset
                    Securitization Corp.(1)                              5.625       08/15/2035        8,481,465
       13,095,000   Rockland County, NY Tobacco Asset
                    Securitization Corp.(1)                              5.750       08/15/2043       11,948,140
       30,000,000   Rockland County, NY Tobacco Asset
                    Securitization Corp.                                 5.875(3)    08/15/2045        1,196,400
      486,000,000   Rockland County, NY Tobacco Asset
                    Securitization Corp.                                 7.668(3)    08/15/2060        2,877,120
           20,000   Sanford Town, NY GO(1)                               5.250       04/15/2015           21,791

                         16 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $         20,000   Sanford Town, NY GO(1)                               5.250%      04/15/2016   $       22,136
           25,000   Sanford Town, NY GO(1)                               5.250       04/15/2017           27,449
           25,000   Sanford Town, NY GO(1)                               5.250       04/15/2018           27,243
           25,000   Sanford Town, NY GO(1)                               5.250       04/15/2019           27,062
           25,000   Sanford Town, NY GO(1)                               5.250       04/15/2020           26,905
           30,000   Sanford Town, NY GO(1)                               5.250       04/15/2021           32,072
           30,000   Sanford Town, NY GO(1)                               5.250       04/15/2022           31,862
           30,000   Sanford Town, NY GO(1)                               5.250       04/15/2023           31,595
           30,000   Sanford Town, NY GO(1)                               5.250       04/15/2024           31,452
           35,000   Sanford Town, NY GO(1)                               5.250       04/15/2025           36,610
           35,000   Sanford Town, NY GO(1)                               5.250       04/15/2026           36,584
           40,000   Sanford Town, NY GO(1)                               5.250       04/15/2027           41,704
           40,000   Sanford Town, NY GO(1)                               5.250       04/15/2028           41,598
           40,000   Sanford Town, NY GO(1)                               5.250       04/15/2029           41,508
           45,000   Sanford Town, NY GO(1)                               5.250       04/15/2030           46,679
           45,000   Sanford Town, NY GO(1)                               5.250       04/15/2031           46,612
           50,000   Sanford Town, NY GO(1)                               5.250       04/15/2032           51,848
           50,000   Sanford Town, NY GO(1)                               5.250       04/15/2033           51,829
           55,000   Sanford Town, NY GO(1)                               5.250       04/15/2034           56,990
           60,000   Sanford Town, NY GO(1)                               5.250       04/15/2035           62,104
           60,000   Sanford Town, NY GO(1)                               5.250       04/15/2036           61,991
        2,650,000   Seneca County, NY IDA (New York Chiropractic
                    College)(1)                                          5.000       10/01/2027        2,734,800
       22,885,000   SONYMA, Series 106(4)                                5.250       04/01/2034       22,892,330
       30,225,000   SONYMA, Series 109(4)                                4.950       10/01/2034       30,409,977
        9,510,000   SONYMA, Series 133(4)                                5.050       10/01/2026        9,701,738
       22,990,000   SONYMA, Series 137(4)                                4.700       10/01/2031       23,148,700
       18,200,000   SONYMA, Series 140(4)                                4.750       10/01/2037       17,947,741
       10,430,000   SONYMA, Series 143(4)                                4.900       10/01/2037       10,538,471
        5,045,000   SONYMA, Series 145(4)                                5.125       10/01/2037        5,156,485
        1,955,000   SONYMA, Series 148(4)                                5.150       10/01/2027        2,032,743
        6,370,000   SONYMA, Series 148(4)                                5.200       10/01/2032        6,574,222
          775,000   SONYMA, Series 69(1)                                 5.500       10/01/2028          775,589
       24,845,000   SONYMA, Series 71(4)                                 5.400       04/01/2029       24,866,178
          745,000   SONYMA, Series 71(1)                                 5.400       04/01/2029          745,633
           30,000   SONYMA, Series 71(1)                                 5.400       04/01/2029           30,019
          280,000   SONYMA, Series 73(1)                                 5.300       10/01/2028          280,171
       19,435,000   SONYMA, Series 73-A(4)                               5.300       10/01/2028       19,446,868
        3,470,000   SONYMA, Series 77(1)                                 5.150       04/01/2029        3,471,839
        8,680,000   SONYMA, Series 79(4)                                 5.300       04/01/2029        8,684,793
          260,000   SONYMA, Series 82(1)                                 5.650       04/01/2030          260,221
        4,700,000   St. Lawrence County, NY IDA (Clarkson
                    University)(1)                                       5.375       09/01/2041        5,189,317
          520,000   St. Lawrence County, NY IDA (Clarkson
                    University)(1)                                       6.000       09/01/2034          600,714

                         17 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      4,360,000   St. Lawrence County, NY IDA (Curran Renewable
                    Energy)(1)                                           7.250%      12/01/2029   $    3,649,189
        2,115,000   St. Lawrence County, NY IDA (Edwards John
                    Noble Hospital)(1)                                   5.250       10/01/2020        2,232,171
        5,440,000   St. Lawrence County, NY IDA (Edwards John
                    Noble Hospital)(1)                                   6.250       10/01/2040        5,734,902
       11,850,000   Suffolk County, NY Economic Devel. Corp.
                    (Catholic Health Services)(1)                        5.000       07/01/2028       12,858,435
        4,270,000   Suffolk County, NY Economic Devel. Corp.,
                    Series A(1)                                          7.375       12/01/2040        4,438,793
          720,000   Suffolk County, NY IDA (ACLD)(1)                     6.000       12/01/2019          704,556
          335,000   Suffolk County, NY IDA (ALIA-ACDS)(1)                7.125       06/01/2017          338,799
        1,805,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                5.950       10/01/2021        1,732,547
          135,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                6.375       06/01/2014          135,095
          405,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                6.500       03/01/2018          405,012
          340,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                7.500       09/01/2015          342,740
          115,000   Suffolk County, NY IDA (ALIA-ADD)(1)                 6.950       12/01/2014          115,842
          305,000   Suffolk County, NY IDA (ALIA-ADD)(1)                 7.125       06/01/2017          308,459
          175,000   Suffolk County, NY IDA (ALIA-ADD)(1)                 7.500       09/01/2015          176,411
          845,000   Suffolk County, NY IDA (ALIA-Adelante)(1)            6.500       11/01/2037          783,763
        1,140,000   Suffolk County, NY IDA (ALIA-Civic Facility)(1)      5.950       11/01/2022        1,085,770
        2,500,000   Suffolk County, NY IDA (ALIA-DDI)(1)                 5.950       10/01/2021        2,457,500
          485,000   Suffolk County, NY IDA (ALIA-DDI)(1)                 6.375       06/01/2014          485,340
          100,000   Suffolk County, NY IDA (ALIA-DDI)(1)                 7.500       09/01/2015          100,806
          705,000   Suffolk County, NY IDA (ALIA-FREE)(1)                5.950       10/01/2021          676,701
          300,000   Suffolk County, NY IDA (ALIA-FREE)(1)                6.375       06/01/2014          300,210
          700,000   Suffolk County, NY IDA (ALIA-FREE)(1)                6.950       12/01/2014          705,124
        2,230,000   Suffolk County, NY IDA (ALIA-FREE)(1)                7.125       06/01/2017        2,255,288
          505,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                5.950       10/01/2021          484,729
          700,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                5.950       11/01/2022          666,701
          365,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                6.000       10/01/2031          329,675
          240,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                6.375       06/01/2014          240,168
          240,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                6.950       12/01/2014          241,757
          710,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                7.125       06/01/2017          718,051
        1,945,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                7.250       12/01/2033        1,961,299
           85,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                7.500       09/01/2015           85,685
          865,000   Suffolk County, NY IDA (ALIA-MCH)(1)                 7.125       06/01/2017          874,809
          725,000   Suffolk County, NY IDA (ALIA-NYS ARC)(1)             5.950       11/01/2022          690,512
          385,000   Suffolk County, NY IDA (ALIA-NYS ARC)(1)             7.500       09/01/2015          388,103
          200,000   Suffolk County, NY IDA (ALIA-Pederson-Krag
                    Center)(1)                                           8.375       06/01/2016          202,756
          290,000   Suffolk County, NY IDA (ALIA-SMCFS)(1)               7.500       09/01/2015          292,337
          295,000   Suffolk County, NY IDA (ALIA-Suffolk Hostels)(1)     7.500       09/01/2015          297,378
        1,680,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)              5.950       10/01/2021        1,612,565
          100,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)              6.375       06/01/2014          100,070

                         18 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $        420,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)              6.950%      12/01/2014   $      423,074
          460,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)              7.000       06/01/2016          464,789
          210,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)              7.500       09/01/2015          211,693
        3,530,000   Suffolk County, NY IDA (ALIA-UVBH)(1)                6.500       11/01/2037        3,274,181
          700,000   Suffolk County, NY IDA (ALIA-WORCA)(1)               5.950       11/01/2022          666,701
          145,000   Suffolk County, NY IDA (ALIA-WORCA)(1)               6.950       12/01/2014          146,061
          540,000   Suffolk County, NY IDA (ALIA-WORCA)(1)               7.125       06/01/2017          546,124
          240,000   Suffolk County, NY IDA (ALIA-WORCA)(1)               7.500       09/01/2015          241,934
          510,000   Suffolk County, NY IDA (Catholic Charities)(1)       6.000       10/01/2020          496,388
          130,000   Suffolk County, NY IDA (DDI)(1)                      6.000       12/01/2019          127,212
          440,000   Suffolk County, NY IDA (DDI)(1)                      6.000       10/01/2020          428,256
          455,000   Suffolk County, NY IDA (DDI)(1)                      6.000       10/01/2020          442,856
        4,395,000   Suffolk County, NY IDA (DDI)(1)                      7.250       03/01/2024        4,529,531
        7,175,000   Suffolk County, NY IDA (DDI)(1)                      8.750       03/01/2023        7,238,355
        5,000,000   Suffolk County, NY IDA (Dowling College)(1)          5.000       06/01/2036        4,019,300
        2,700,000   Suffolk County, NY IDA (Easter Long Island
                    Hospital Assoc.)(1)                                  5.375       01/01/2027        2,426,112
        3,745,000   Suffolk County, NY IDA (Easter Long Island
                    Hospital Assoc.)(1)                                  5.500       01/01/2037        3,169,319
        1,195,000   Suffolk County, NY IDA (Family Residences)(1)        6.000       12/01/2019        1,169,367
        1,345,000   Suffolk County, NY IDA (Family Services
                    League)(1)                                           5.000       11/01/2027        1,386,023
          930,000   Suffolk County, NY IDA (Family Services
                    League)(1)                                           5.000       11/01/2034          941,086
        2,095,000   Suffolk County, NY IDA (Federation of
                    Organizations)(1)                                    8.125       04/01/2030        2,118,380
        2,530,000   Suffolk County, NY IDA (Gurwin Jewish-Phase
                    II)(1)                                               6.700       05/01/2039        2,589,126
        2,815,000   Suffolk County, NY IDA (Huntington First Aid
                    Squad)(1)                                            6.650       11/01/2017        2,815,816
          190,000   Suffolk County, NY IDA (Independent Group Home
                    Living)(1)                                           6.000       12/01/2019          185,925
          860,000   Suffolk County, NY IDA (Independent Group Home
                    Living)(1)                                           6.000       10/01/2020          837,047
        3,275,000   Suffolk County, NY IDA (Innovative Realty I)(1)      6.000       11/01/2037        2,494,207
        8,600,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)        5.000       11/01/2028        8,646,870
        4,065,000   Suffolk County, NY IDA (L.I. Network Community
                    Services)(1)                                         7.550       02/01/2034        4,300,933
        7,785,000   Suffolk County, NY IDA (Medford Hamlet
                    Assisted Living)(1)                                  6.375       01/01/2039        7,199,179
        1,865,000   Suffolk County, NY IDA (Nassau-Suffolk
                    Services for Autism)(1)                              6.750       11/01/2036        1,879,864
          635,000   Suffolk County, NY IDA (Nassau-Suffolk
                    Services for Autism)(1)                              6.750       11/01/2036          635,032
        2,190,000   Suffolk County, NY IDA (New Interdisciplinary
                    School)(1)                                           6.750       12/01/2019        2,223,792
        2,000,000   Suffolk County, NY IDA (New York Institute of
                    Technology)(1)                                       5.000       03/01/2026        2,044,400

                         19 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      2,320,000   Suffolk County, NY IDA (Nissequogue
                    Cogeneration Partners)(1)                            5.300%      01/01/2013   $    2,319,907
       26,425,000   Suffolk County, NY IDA (Nissequogue
                    Cogeneration Partners)(1)                            5.500       01/01/2023       25,788,422
        4,800,000   Suffolk County, NY IDA (Pederson-Krager
                    Center)(1)                                           7.200       02/01/2035        4,557,552
        2,430,000   Suffolk County, NY IDA (Pederson-Krager
                    Center)(1)                                           8.125       04/01/2030        2,441,737
          930,000   Suffolk County, NY IDA (Special Needs
                    Facilities Pooled Program)(1)                        5.250       07/01/2022          839,548
        2,480,000   Suffolk County, NY IDA (St. Vincent De Paul in
                    the Diocese of Rockville Center)(1)                  8.000       04/01/2030        2,484,315
          425,000   Suffolk County, NY IDA (Suffolk Hotels)(1)           6.000       10/01/2020          413,657
        1,390,000   Suffolk County, NY IDA (United Cerebral Palsy
                    Assoc.)(1)                                           6.000       12/01/2019        1,360,185
        3,230,000   Suffolk County, NY IDA (United Cerebral Palsy
                    Assoc.)(1)                                           7.875       09/01/2041        3,299,445
          645,000   Suffolk County, NY IDA (WORCA)(1)                    6.000       10/01/2020          627,785
      119,295,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)    0.000(8)    06/01/2044      103,056,565
       12,110,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)    5.375       06/01/2028       10,431,796
       29,915,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)    6.000       06/01/2048       24,470,769
      287,265,000   Suffolk, NY Tobacco Asset Securitization Corp.       8.000(3)    06/01/2048        8,718,493
        3,005,000   Sullivan County, NY Community College COP(2)         5.750       08/15/2025        2,584,300
        6,650,000   Syracuse, NY Hsg. Authority (Loretto Sedgwick
                    Heights Corp.)(1)                                    8.500       11/01/2031        6,044,518
        2,365,000   Syracuse, NY Hsg. Authority (Pavilion on
                    James)(1)                                            7.500       11/01/2042        2,053,695
      189,885,000   Syracuse, NY IDA (Carousel Center)1                  5.000       01/01/2036      185,610,689
        1,000,000   Syracuse, NY IDA (Crouse Irving Health
                    Hospital)(1)                                         5.375       01/01/2023          991,300
        6,865,000   Syracuse, NY IDA (James Square)                      7.197(3)    08/01/2025        2,919,959
          670,000   Syracuse, NY IDA (Jewish Home of Central New
                    York)(1)                                             7.375       03/01/2021          629,813
        2,050,000   Syracuse, NY IDA (Jewish Home of Central New
                    York)(1)                                             7.375       03/01/2031        1,818,883
           75,000   Taconic Hills, NY (Central School District at
                    Craryville)(1)                                       5.000       06/15/2026           75,531
           40,000   Tompkins, NY Health Care Corp. (Reconstruction
                    Home)(1)                                            10.800       02/01/2028           42,148
        2,000,000   Troy, NY Capital Resource Corp. (Rensselaer
                    Polytechnic Institute)(1)                            5.000       09/01/2030        2,164,740
        1,460,000   Ulster County, NY IDA (Brooklyn Bottling)(1)         8.600       06/30/2022        1,461,956
          185,000   Ulster County, NY Res Rec(1)                         5.000       03/01/2020          197,164
        3,180,000   Ulster County, NY Tobacco Asset Securitization
                    Corp.(1)                                             6.000       06/01/2040        2,829,818
        2,065,000   Ulster County, NY Tobacco Asset Securitization
                    Corp.(1)                                             6.250       06/01/2025        2,041,273
        3,005,000   Ulster County, NY Tobacco Asset Securitization
                    Corp.(1)                                             6.450       06/01/2040        2,711,021
        3,550,000   Utica, NY IDA (Utica College Civic Facility)(1)      6.850       12/01/2031        3,624,302

                         20 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
New York Continued
 $      1,600,000   Wayne County, NY IDA (ARC)(1)                        8.375%      03/01/2018   $    1,600,496
           20,000   Westchester County, NY GO(1)                         5.375       12/15/2014           20,183
       10,645,000   Westchester County, NY Healthcare Corp.,
                    Series A(1)                                          5.000       11/01/2030       11,101,671
        1,700,000   Westchester County, NY Healthcare Corp.,
                    Series B(1)                                          5.125       11/01/2041        1,763,818
        3,340,000   Westchester County, NY IDA (Children's
                    Village)(1)                                          6.000       06/01/2022        3,429,479
        1,215,000   Westchester County, NY IDA (Clearview School)(1)     7.250       01/01/2035        1,225,741
        2,560,000   Westchester County, NY IDA (Field Home)(1)           6.000       08/15/2017        2,524,672
        3,335,000   Westchester County, NY IDA (Field Home)(1)           6.500       08/15/2022        3,314,957
        1,300,000   Westchester County, NY IDA (Guiding Eyes for
                    the Blind)(1)                                        5.375       08/01/2024        1,356,576
          975,000   Westchester County, NY IDA (JDAM)(1)                 6.750       04/01/2016          982,839
        3,325,000   Westchester County, NY IDA (Lawrence Hospital)(1)    5.000       01/01/2028        3,325,366
          540,000   Westchester County, NY IDA (Lawrence Hospital)(1)    5.125       01/01/2018          540,788
        1,385,000   Westchester County, NY IDA (Rippowam-Cisqua
                    School)(1)                                           5.750       06/01/2029        1,385,693
        1,000,000   Westchester County, NY IDA (Schnurmacher
                    Center)(1)                                           6.500       11/01/2013        1,033,380
        1,710,000   Westchester County, NY IDA (Schnurmacher
                    Center)(1)                                           6.500       11/01/2033        1,729,169
          160,000   Westchester County, NY IDA (Westchester
                    Airport Assoc.)(1)                                   5.950       08/01/2024          160,250
        2,660,000   Westchester County, NY IDA (Winward School)(1)       5.250       10/01/2031        2,660,745
        4,500,000   Westchester County, NY Tobacco Asset
                    Securitization Corp.(1)                              5.000       06/01/2026        4,414,635
       59,900,000   Westchester County, NY Tobacco Asset
                    Securitization Corp.(1)                              5.125       06/01/2038       48,260,831
       52,815,000   Westchester County, NY Tobacco Asset
                    Securitization Corp.(1)                              5.125       06/01/2045       40,599,947
          850,000   Yonkers, NY EDC (Charter School of Educational
                    Excellence)(1)                                       6.250       10/15/2040          856,673
        3,500,000   Yonkers, NY IDA (Hudson Scenic Studio)(1)            6.625       11/01/2019        3,419,115
        1,490,000   Yonkers, NY IDA (Philipsburgh Hall Associates)       7.500       11/01/2030        1,201,298
        1,700,000   Yonkers, NY IDA (St. Joseph's Hospital)(1)           6.150       03/01/2015        1,700,340
          885,000   Yonkers, NY IDA (St. Joseph's Hospital)(1)           8.500       12/30/2013          886,779
        2,800,000   Yonkers, NY IDA (St. Joseph's Hospital),
                    Series 98-A(1)                                       6.150       03/01/2015        2,800,560
          700,000   Yonkers, NY IDA (St. Joseph's Hospital),
                    Series 98-B(1)                                       6.150       03/01/2015          700,140
          800,000   Yonkers, NY Parking Authority(1)                     6.000       06/15/2018          800,040
        1,215,000   Yonkers, NY Parking Authority(1)                     6.000       06/15/2024        1,144,688
                                                                                                  --------------
                                                                                                   6,152,895,784
U.S. Possessions -- 32.6%
          825,000   Guam Education Financing Foundation COP(1)           5.000       10/01/2023          815,768
          505,000   Guam GO(1)                                           5.250       11/15/2037          483,118
        6,000,000   Guam GO(1)                                           6.750       11/15/2029        6,451,860
       10,000,000   Guam GO(1)                                           7.000       11/15/2039       10,864,800
        2,400,000   Guam Government Business Privilege(1)                5.000       01/01/2031        2,599,152

                         21 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
U.S. Possessions Continued
 $      5,400,000   Guam Government Business Privilege(1)                5.250%      01/01/2036   $    5,928,876
          300,000   Guam Hsg. Corp. (Single Family Mtg.)(1)              5.750       09/01/2031          347,991
          155,000   Guam Power Authority, Series A(1)                    5.125       10/01/2029          155,000
          290,000   Guam Power Authority, Series A(1)                    5.250       10/01/2023          289,986
       20,000,000   Guam Power Authority, Series A(1)                    5.250       10/01/2034       19,246,600
        5,200,000   Guam Power Authority, Series A(1)                    5.500       10/01/2030        5,345,652
        7,700,000   Guam Power Authority, Series A(1)                    5.500       10/01/2040        7,825,356
        1,960,000   Northern Mariana Islands Commonwealth, Series
                    A(1)                                                 5.000       10/01/2022        1,720,743
       33,725,000   Northern Mariana Islands Commonwealth, Series
                    A(1)                                                 5.000       06/01/2030       27,262,616
        8,105,000   Northern Mariana Islands Ports Authority,
                    Series A(1)                                          6.250       03/15/2028        5,868,020
       15,725,000   Northern Mariana Islands Ports Authority,
                    Series A(1)                                          6.600       03/15/2028       14,829,147
       49,000,000   Puerto Rico Aqueduct & Sewer Authority(4)            5.125       07/01/2047       49,967,260
        3,600,000   Puerto Rico Aqueduct & Sewer Authority(1)            5.250       07/01/2042        3,559,320
       76,335,000   Puerto Rico Aqueduct & Sewer Authority(1)            6.000       07/01/2038       80,405,182
       99,165,000   Puerto Rico Aqueduct & Sewer Authority(1)            6.000       07/01/2044      104,180,766
        5,000,000   Puerto Rico Aqueduct & Sewer Authority(1)            6.000       07/01/2044        5,252,900
       55,650,000   Puerto Rico Aqueduct & Sewer Authority(1)            6.125       07/01/2024       63,723,702
       56,685,000   Puerto Rico Children's Trust Fund (TASC)(1)          5.625       05/15/2043       56,391,939
      168,500,000   Puerto Rico Children's Trust Fund (TASC)             6.627(3)    05/15/2050       11,874,195
      745,000,000   Puerto Rico Children's Trust Fund (TASC)             7.165(3)    05/15/2055       20,733,350
    3,519,880,000   Puerto Rico Children's Trust Fund (TASC)             7.625(3)    05/15/2057       63,181,846
    3,179,200,000   Puerto Rico Children's Trust Fund (TASC)             8.375(3)    05/15/2057       43,491,456
           20,000   Puerto Rico Commonwealth GO(1)                       5.000       07/01/2026           20,089
        2,000,000   Puerto Rico Commonwealth GO(1)                       5.000       07/01/2033        1,983,040
        3,000,000   Puerto Rico Commonwealth GO(1)                       5.125       07/01/2031        3,008,820
        2,200,000   Puerto Rico Commonwealth GO(1)                       5.250       07/01/2026        2,255,748
        2,920,000   Puerto Rico Commonwealth GO(1)                       5.250       07/01/2030        2,951,332
       14,500,000   Puerto Rico Commonwealth GO(1)                       5.250       07/01/2031       14,667,765
       10,230,000   Puerto Rico Commonwealth GO(1)                       5.250       07/01/2034       10,287,390
       43,385,000   Puerto Rico Commonwealth GO(1)                       5.250       07/01/2037       43,411,031
        5,000,000   Puerto Rico Commonwealth GO(1)                       5.375       07/01/2033        5,081,750
        7,850,000   Puerto Rico Commonwealth GO(1)                       5.500       07/01/2029        8,351,066
       76,300,000   Puerto Rico Commonwealth GO(1)                       5.500       07/01/2032       80,774,995
       30,000,000   Puerto Rico Commonwealth GO(1)                       5.750       07/01/2036       31,163,400
        2,420,000   Puerto Rico Commonwealth GO(1)                       5.750       07/01/2041        2,525,948
        2,700,000   Puerto Rico Commonwealth GO(1)                       6.000       07/01/2035        2,909,223
        1,000,000   Puerto Rico Commonwealth GO(1)                       6.000       07/01/2040        1,071,350
        6,000,000   Puerto Rico Commonwealth GO(1)                       6.500       07/01/2037        6,674,280
        5,675,000   Puerto Rico Commonwealth GO(1)                       6.500       07/01/2040        6,454,405
       10,105,000   Puerto Rico Electric Power Authority, Series
                    AAA(1)                                               5.250       07/01/2029       10,790,624
        3,550,000   Puerto Rico Electric Power Authority, Series
                    TT(1)                                                5.000       07/01/2037        3,581,524
       60,000,000   Puerto Rico Electric Power Authority, Series
                    UU(1)                                                0.909(5)    07/01/2029       43,301,400
          170,000   Puerto Rico Electric Power Authority, Series
                    WW(1)                                                5.500       07/01/2038          178,172

                         22 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
U.S. Possessions Continued
 $         35,000   Puerto Rico HFC(1)                                   5.100%      12/01/2018   $       35,120
        9,515,000   Puerto Rico Highway & Transportation Authority(1)    5.000       07/01/2028        9,527,465
        4,845,000   Puerto Rico Highway & Transportation Authority(1)    5.250       07/01/2030        5,044,662
        3,100,000   Puerto Rico Highway & Transportation Authority       5.300       07/01/2035        3,150,468
        4,000,000   Puerto Rico Highway & Transportation Authority(1)    5.500       07/01/2029        4,323,200
          270,000   Puerto Rico Highway & Transportation Authority(1)    5.750       07/01/2020          280,865
          105,000   Puerto Rico Highway & Transportation
                    Authority, Series G(1)                               5.000       07/01/2033          111,173
       11,480,000   Puerto Rico Highway & Transportation
                    Authority, Series G(1)                               5.000       07/01/2033       11,382,650
           80,000   Puerto Rico Highway & Transportation
                    Authority, Series G(1)                               5.000       07/01/2042           84,703
       28,790,000   Puerto Rico Highway & Transportation
                    Authority, Series G(1)                               5.000       07/01/2042       27,388,791
        1,120,000   Puerto Rico Highway & Transportation
                    Authority, Series H(1)                               5.450       07/01/2035        1,139,622
        6,500,000   Puerto Rico Highway & Transportation
                    Authority, Series K(1)                               5.000       07/01/2027        6,533,410
        1,145,000   Puerto Rico Highway & Transportation
                    Authority, Series K(1)                               5.000       07/01/2030        1,146,099
        2,600,000   Puerto Rico Highway & Transportation
                    Authority, Series L(1)                               5.250       07/01/2023        2,774,070
          915,000   Puerto Rico Highway & Transportation
                    Authority, Series L(1)                               5.250       07/01/2030          952,707
        6,795,000   Puerto Rico Highway & Transportation
                    Authority, Series L(1)                               5.250       07/01/2041        6,870,832
           10,000   Puerto Rico Highway & Transportation
                    Authority, Series M(1)                               5.000       07/01/2046           12,039
       92,110,000   Puerto Rico Highway & Transportation
                    Authority, Series M(1)                               5.000       07/01/2046       86,857,888
        3,190,000   Puerto Rico Highway & Transportation
                    Authority, Series N(1)                               5.250       07/01/2032        3,309,178
       57,435,000   Puerto Rico Highway & Transportation
                    Authority, Series N(1)                               5.250       07/01/2039       58,055,872
       25,255,000   Puerto Rico Infrastructure(1)                        5.000       07/01/2031       25,761,615
          675,000   Puerto Rico Infrastructure(1)                        5.000       07/01/2037          683,532
       17,490,000   Puerto Rico Infrastructure(1)                        5.000       07/01/2037       17,773,163
      158,985,000   Puerto Rico Infrastructure(1)                        5.000       07/01/2041      160,611,417
      121,890,000   Puerto Rico Infrastructure(1)                        5.000       07/01/2046      123,247,855
        1,295,000   Puerto Rico Infrastructure(1)                        5.500       07/01/2026        1,409,387
       15,000,000   Puerto Rico Infrastructure(1)                        5.500       07/01/2027       16,380,750
       16,955,000   Puerto Rico Infrastructure                           5.650(3)    07/01/2029        6,391,865
       65,725,000   Puerto Rico Infrastructure                           5.730(3)    07/01/2045        8,071,687
       25,000,000   Puerto Rico Infrastructure                           5.800(3)    07/01/2032        7,463,250
        6,285,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)    5.000       03/01/2036        5,806,586
        1,465,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)    5.375       12/01/2021        1,479,196

                         23 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
U.S. Possessions Continued
 $      5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)    5.375%      02/01/2029   $    5,665,073
        6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)    5.500       12/01/2031        6,276,984
       23,000,000   Puerto Rico ITEMECF (Cogeneration Facilities)(1)     6.625       06/01/2026       22,997,470
        5,000,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)      6.250       07/01/2026        5,448,850
        1,565,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)     6.600       05/01/2014        1,566,033
        5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)     6.700       05/01/2024        5,249,370
        7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo
                    Redentor Hospitals)(1)                               5.750       06/01/2029        5,142,760
          500,000   Puerto Rico ITEMECF (University of the Sacred
                    Heart)(1)                                            5.250       09/01/2021          500,565
        8,000,000   Puerto Rico ITEMECF (University of the Sacred
                    Heart)(1)                                            5.250       09/01/2031        8,002,480
        5,200,000   Puerto Rico ITEMECF (University Plaza)(1)            5.000       07/01/2033        5,200,312
        4,990,000   Puerto Rico Municipal Finance Agency, Series A(1)    5.250       08/01/2025        5,071,786
       90,355,000   Puerto Rico Public Buildings Authority(1)            5.000       07/01/2036       89,532,770
        7,500,000   Puerto Rico Public Buildings Authority(1)            5.000       07/01/2037        7,430,400
       18,585,000   Puerto Rico Public Buildings Authority(1)            5.250       07/01/2029       18,750,221
      121,570,000   Puerto Rico Public Buildings Authority(1)            5.250       07/01/2033      122,650,757
          120,000   Puerto Rico Public Buildings Authority(1)            5.375       07/01/2033          120,082
        1,215,000   Puerto Rico Public Buildings Authority(1)            5.875       07/01/2039        1,285,895
       15,440,000   Puerto Rico Public Buildings Authority(1)            6.000       07/01/2041       16,648,334
        1,500,000   Puerto Rico Public Buildings Authority(1)            6.250       07/01/2021        1,761,930
        7,500,000   Puerto Rico Public Buildings Authority(1)            6.250       07/01/2031        8,715,975
        8,000,000   Puerto Rico Public Buildings Authority(1)            6.500       07/01/2030        9,110,080
        7,500,000   Puerto Rico Public Buildings Authority(1)            6.750       07/01/2036        8,681,925
       20,000,000   Puerto Rico Public Finance Corp., Series B(1)        5.500       08/01/2031       20,699,600
      296,445,000   Puerto Rico Sales Tax Financing Corp., Series
                    A(4)                                                 5.250       08/01/2057      310,576,533
      643,700,000   Puerto Rico Sales Tax Financing Corp., Series A      5.401(3)    08/01/2054       50,800,804
      221,800,000   Puerto Rico Sales Tax Financing Corp., Series A      5.939(3)    08/01/2056       15,463,896
       30,000,000   Puerto Rico Sales Tax Financing Corp., Series A      6.500(3)    08/01/2042        5,484,000
        5,775,000   Puerto Rico Sales Tax Financing Corp., Series
                    A(1)                                                 6.500       08/01/2044        6,726,605
       80,000,000   Puerto Rico Sales Tax Financing Corp., Series A      6.504(3)    08/01/2043       13,814,400
       35,000,000   Puerto Rico Sales Tax Financing Corp., Series
                    C(1)                                                 0.000(8)    08/01/2032       33,876,500
        2,500,000   Puerto Rico Sales Tax Financing Corp., Series
                    C(1)                                                 5.250       08/01/2041        2,651,275
        4,000,000   Puerto Rico Sales Tax Financing Corp., Series
                    C(1)                                                 5.375       08/01/2036        4,296,880
       95,245,000   Puerto Rico Sales Tax Financing Corp., Series
                    C(4)                                                 5.750       08/01/2057      105,040,586
        1,450,000   Puerto Rico Sales Tax Financing Corp., Series
                    C(1)                                                 6.000       08/01/2039        1,654,320
        4,525,000   University of Puerto Rico(1)                         5.000       06/01/2026        4,600,387
        5,280,000   University of Puerto Rico, Series P(1)               5.000       06/01/2030        5,312,208
       24,375,000   University of Puerto Rico, Series Q(1)               5.000       06/01/2030       24,523,688
       67,190,000   University of Puerto Rico, Series Q(1)               5.000       06/01/2036       67,247,783
        9,230,000   University of V.I., Series A(1)                      5.375       06/01/2034       10,381,719
           10,000   V.I. HFA, Series A(1)                                6.450       03/01/2016           10,022

                         24 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    Principal
      Amount                                                            Coupon        Maturity         Value
-----------------                                                       -------      ----------   --------------
U.S. Possessions Continued
 $        590,000   V.I. Public Finance Authority (Matching Fund
                    Loan Note)(1)                                        6.000%      10/01/2039   $      631,672
          750,000   V.I. Public Finance Authority, Series A(1)           5.250       10/01/2024          771,218
       11,100,000   V.I. Tobacco Settlement Financing Corp.              7.300(3)    05/15/2035        1,459,095
        1,015,000   V.I. Water & Power Authority, Series A(1)            5.000       07/01/2031        1,006,373
                                                                                                  --------------
                                                                                                   2,541,140,686
TOTAL INVESTMENTS, AT VALUE (COST $9,150,395,012)-111.6%                                           8,694,036,470
Liabilities in Excess of Other Assets-(11.6)                                                        (905,845,401)
                                                                                                  --------------
Net Assets-100.0%                                                                                 $7,788,191,069
                                                                                                  ==============

Footnotes to Statement of Investments

* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3.    Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See accompanying Notes.

7. Represents the current interest rate for an inverse floating rate security. See accompanying Notes.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS             Assoc. for Children with Down Syndrome
ACLD             Adults and Children with Learning and Developmental Disabilities
ADD              Aid to the Developmentally Disabled
ALIA             Alliance of Long Island Agencies
ARC              Assoc. of Retarded Citizens
CCRC             Continuing Care Retirement Community
CFGA             Child and Family Guidance Assoc.
CHSLI            Catholic Health Services of Long Island
CNGCS            Central Nassau Guidance and Counseling Services
COP              Certificates of Participation
CRV              Crystal Run Village
CSMR             Community Services for the Mentally Retarded
DA               Dormitory Authority
DDI              Developmental Disabilities Institute
DRIVERS          Derivative Inverse Tax Exempt Receipts
EDC              Economic Devel. Corp.
EFC              Environmental Facilities Corp.
ERDA             Energy Research and Devel. Authority
FREE             Family Residences and Essential Enterprises
GJSR             Gurwin Jewish Senior Residences
GO               General Obligation
GSHMC            Good Samaritan Hospital Medical Center
HDC              Housing Devel. Corp.
HFA              Housing Finance Agency
HFC              Housing Finance Corp.

                         25 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

HH               Harmony Heights, Inc.
HHS              Harmony Heights School
IDA              Industrial Devel. Agency
IGHL             Independent Group Home for Living
ITEMECF          Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC              Jewish Community Center
JDAM             Julia Dyckman Andrus Memorial
JFK              John Fitzgerald Kennedy
L.I.             Long Island
LGSC             Local Government Services Corp.
LILCO            Long Island Lighting Corp.
LVH              Little Village House
MCH              Maryhaven Center of Hope
MMC              Mercy Medical Center
MTA              Metropolitan Transportation Authority
NY/NJ            New York/New Jersey
NYC              New York City
NYS              New York State
NYU              New York University
PSCH             Professional Service Centers for the Handicapped, Inc.
RIBS             Residual Interest Bonds
ROLs             Residual Option Longs
Res Rec          Resource Recovery Facility
SCHRC            St. Charles Hospital and Rehabilitation Center
SCSB             Schuyler Community Services Board
SFH              St. Francis Hospital
SFTU             Services for the Underserved
SMCFS            St. Mary's Children and Family Services
SONYMA           State of New York Mortgage Agency
SUNY             State University of New York
TASC             Tobacco Settlement Asset-Backed Bonds
TFABs            Tobacco Flexible Amortization Bonds
UBF              University of Buffalo Foundation
UCPAGS           United Cerebral Palsy Assoc. of Greater Suffolk
UDC              Urban Development Corporation
UVBH             United Veteran's Beacon House
V.I.             United States Virgin Islands
WORCA            Working Organization for Retarded Children and Adults
YAI              Young Adult Institute
YMCA             Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or

                         26 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                               WHEN-ISSUED OR DELAYED DELIVERY
                               BASIS TRANSACTIONS
                               -------------------------------
Purchased securities                               $24,920,055

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right

                         27 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of March 30, 2012, the Fund's maximum exposure under such agreements is estimated at $534,960,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual

                         28 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 30, 2012, municipal bond holdings with a value of $1,761,741,680 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $995,420,000 in short-term floating rate securities issued and outstanding at that date.

At March 30, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

   PRINCIPAL                                                            COUPON
    AMOUNT      INVERSE FLOATER(1)                                      RATE(2)  MATURITY DATE      VALUE
--------------  ------------------------------------------------------  ------   -------------  ------------
  $ 23,960,000  NY Austin Trust Various States Inverse Certificates      6.663%        11/1/38  $ 24,534,561
    16,400,000  NY Austin Trust Various States Inverse Certificates      9.848          7/1/48    20,088,524
    31,175,000  NY Liberty Devel. Corp. (One Bryant Park) ROLs(3)        8.893         1/15/46    37,654,412
     7,500,000  NY Liberty Devel. Corp. ROLs(3)                          8.192         1/15/44     8,356,800
     8,770,000  NY MTA ROLs(3)                                          17.154        11/15/30     9,465,110
    15,660,000  NY/NJ Port Authority Austin Trust Inverse Certificates   6.265         12/1/27    16,965,104
     7,700,000  NY/NJ Port Authority Austin Trust Inverse Certificates   5.907         12/1/34     7,937,699
    23,955,000  NY/NJ Port Authority Austin Trust Inverse Certificates   7.725         10/1/30    26,987,703
     5,605,000  NYC GO DRIVERS                                           8.583         12/1/33     6,122,846
     5,460,000  NYC GO DRIVERS                                           7.810          8/1/30     6,610,531
     2,430,000  NYC GO DRIVERS                                           8.584          8/1/35     2,690,229
     5,745,000  NYC GO DRIVERS                                           8.583          3/1/35     6,287,385
     5,000,000  NYC GO ROLs                                             15.440          3/1/21     8,742,600
        65,000  NYC HDC (Multifamily Hsg.) DRIVERS                      13.162         11/1/42        65,177
     1,375,000  NYC HDC (Multifamily Hsg.) DRIVERS                       7.719         11/1/26     1,447,903
     1,225,000  NYC HDC (Multifamily Hsg.) DRIVERS                       7.850         11/1/27     1,316,214
     1,500,000  NYC HDC (Multifamily Hsg.) DRIVERS                       7.936         11/1/32     1,583,190
     1,750,000  NYC HDC (Multifamily Hsg.) DRIVERS                       7.719         11/1/37     1,795,080
     2,340,000  NYC HDC (Multifamily Hsg.) DRIVERS                       7.813         11/1/39     2,397,190
     4,180,000  NYC HDC (Multifamily Hsg.) DRIVERS                       7.940          5/1/40     4,319,152
       775,000  NYC HDC (Multifamily Hsg.) DRIVERS(3)                   16.475         11/1/34       979,569
       710,000  NYC HDC (Multifamily Hsg.) DRIVERS(3)                   16.700         11/1/39       905,080
     2,730,000  NYC HDC (Multifamily Hsg.) DRIVERS(3)                   17.206         11/1/46     3,508,159
     4,015,000  NYC HDC (Multifamily Hsg.) DRIVERS                       8.071         11/1/40     4,225,587
     3,955,000  NYC HDC (Multifamily Hsg.) ROLs(3)                      14.206         11/1/30     4,298,650
    11,735,000  NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs(3)        10.844          5/1/49    12,610,783
     4,935,000  NYC Municipal Water Finance Authority ROLs              15.209         6/15/39     6,258,764
     8,205,000  NYS DA (Memorial Sloan-Kettering) DRIVERS                8.582          7/1/35     9,138,811
     5,265,000  NYS DA (Vassar College) DRIVERS                          8.580          7/1/46     5,923,599
     3,410,000  NYS HFA ROLs(3)                                         12.507         11/1/45     3,713,320
     3,750,000  Port Authority NY/NJ ROLs(3)                            18.324         9/15/28     6,253,350
     4,895,000  Port Authority NY/NJ, 11588th Series ROLs               13.981        10/15/27     5,985,998
     3,580,000  Port Authority NY/NJ, 11588th Series ROLs               13.184        10/15/28     4,241,835
     5,500,000  Port Authority NY/NJ, 11588th Series ROLs               13.989        10/15/32     6,472,675
     9,090,000  Port Authority NY/NJ, 11589th Series ROLs               10.349          9/1/29     9,577,588
    11,880,000  Port Authority NY/NJ, 136th Series DRIVERS               6.956         11/1/28    13,364,168

                         29 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

    11,430,000  Port Authority NY/NJ, 136th Series DRIVERS               8.617       11/1/29      13,262,000
    11,015,000  Port Authority NY/NJ, 136th Series DRIVERS              11.463        5/1/34      12,714,504
    13,000,000  Port Authority NY/NJ, 138th Series DRIVERS               7.316       12/1/34      13,845,260
    24,005,000  Port Authority NY/NJ, 151st Series DRIVERS              13.122       3/15/35      33,889,779
     4,570,000  Port Authority NY/NJ, 152nd Series DRIVERS              11.826        5/1/38       5,483,360
    10,755,000  Port Authority NY/NJ, 166th Series                       9.150       1/15/41      12,878,897
    20,000,000  Port Authority NY/NJ, 3090th Series DRIVERS              8.193       11/1/35      23,022,400
     7,500,000  Port Authority NY/NJ, 3114th Series DRIVERS             13.138       11/1/30      10,589,475
    30,970,000  Port Authority NY/NJ, 3114th Series DRIVERS              8.193       11/1/35      35,650,186
     3,335,000  Port Authority NY/NJ, 3115th Series DRIVERS             13.132       3/15/35       4,708,286
     7,500,000  Port Authority NY/NJ, 3249th Series ROLs(3)              8.230       7/15/36       9,660,150
     7,650,000  Port Authority NY/NJ, 3264th Series ROLs(3)              7.794      10/15/31       9,346,770
    10,125,000  Port Authority NY/NJ, 3266th Series(3)                   7.804       7/15/39      12,209,333
    25,330,000  Port Authority NY/NJ, 37th Series DRIVERS                8.185       7/15/34      28,961,309
     4,750,000  Puerto Rico Aqueduct & Sewer Authority ROLs(3)          15.154        7/1/47       5,125,060
    15,000,000  Puerto Rico Aqueduct & Sewer Authority ROLs              7.972        7/1/47      15,592,200
    98,815,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)           11.815        8/1/57     112,946,533
    23,815,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)           17.540        8/1/57      33,610,586
    18,135,000  SONYMA ROLs(3)                                           5.015       10/1/34      18,319,977
     5,045,000  SONYMA ROLs(3)                                           9.239        4/1/29       5,057,865
     2,905,000  SONYMA ROLs(3)                                           9.020        4/1/29       2,909,793
     3,260,000  SONYMA ROLs(3)                                           9.216        4/1/29       3,268,313
     7,635,000  SONYMA ROLs(3)                                           8.958        4/1/34       7,642,330
     6,485,000  SONYMA ROLs(3)                                           9.038       10/1/28       6,496,868
     3,175,000  SONYMA ROLs(3)                                           8.526       10/1/26       3,366,738
     5,225,000  SONYMA ROLs(3)                                           5.765       10/1/37       5,333,471
    11,500,000  SONYMA ROLs(3)                                           5.509       10/1/31      11,658,700
     9,120,000  SONYMA ROLs(3)                                           5.570       10/1/37       8,867,741
     2,520,000  SONYMA, Series 145 DRIVERS                               7.953       10/1/37       2,631,485
       980,000  SONYMA, Series 148 DRIVERS                               7.971       10/1/27       1,057,743
     3,185,000  SONYMA, Series 148 DRIVERS                               8.076       10/1/32       3,389,222
                                                                                                ------------
                                                                                                $766,321,680
                                                                                                ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total

                         30 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $995,420,000 of its total assets as of March 30, 2012.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost                                $87,575,319
Market Value                        $46,969,522
Market Value as a % of Net Assets          0.60%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

                         31 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                                 STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
-------------------------------------------   ------------------------------------------------------------------
Corporate debt, government debt, municipal,   Reported trade data, broker-dealer price quotations, benchmark
mortgage-backed and asset-backed securities   yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans                                         Information obtained from market participants regarding
                                              reported trade data and broker-dealer price quotations.

Event-linked bonds                            Information obtained from market participants regarding
                                              reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

                         32 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                                               LEVEL 3 --
                             LEVEL 1 --       LEVEL 2 --      SIGNIFICANT
                             UNADJUSTED   OTHER SIGNIFICANT  UNOBSERVABLE
                           QUOTED PRICES  OBSERVABLE INPUTS      INPUTS          VALUE
                           -------------  -----------------  -------------  ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  New York                 $          --  $   6,152,688,780  $     207,004  $ 6,152,895,784
  U.S. Possessions                    --      2,541,140,686             --    2,541,140,686
                           -------------  -----------------  -------------  ---------------
Total Assets               $          --  $   8,693,829,466  $     207,004  $ 8,694,036,470
                           -------------  -----------------  -------------  ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 8,159,480,646 (1)
                                 ===============
Gross unrealized appreciation    $   371,386,079
Gross unrealized depreciation       (847,386,161)
                                 ---------------
Net unrealized depreciation      $  (476,000,082)
                                 ===============

1. The Federal tax cost of securities does not include cost of $1,010,555,906, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

                         33 | Rochester Fund Municipals

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 5/8/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 5/8/2012

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 5/8/2012